     As filed with the Securities and Exchange Commission on April 28, 2006
                                                   FILE NO. 333-62811; 811-03457


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933         [ ]


                         PRE-EFFECTIVE AMENDMENT NO.                     [ ]

                       POST-EFFECTIVE AMENDMENT NO. 11                   [X]


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                         [ ]


                              AMENDMENT NO. 70                           [X]


                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                Susan T. Deakins
                        Vice President and Chief Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Michael Berenson
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

  Title of Securities Being Registered: Individual Variable Annuity Contracts -
                          Flexible Purchase Payments.

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

         It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of Rule 485.
      ---
       X  on May 1, 2006 pursuant to paragraph (b) of Rule 485.
      ---
          60 days after filing pursuant to paragraph (a) of Rule 485.
      ---
          on (date) pursuant to paragraph (a) of Rule 485.
      ---

PROSPECTUS  -  MAY 1, 2006

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
o allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
o     offers enhanced guaranteed minimum death benefit options,
o     offers an estate enhancement death benefit option,

o     offers death benefit enhancement rider options,
o     offers an optional alternative free withdrawal provision,
o     offers an optional guaranteed minimum accumulation benefit rider, and
o offers an optional guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit rider.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 7% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. YOUR PURCHASE PAYMENT WILL BE ALLOCATED TO THE SUBACCOUNTS YOU HAVE SELECTED ON THE DATE WE ISSUE YOUR CONTRACT. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT.

You may obtain a Statement of Additional Information, dated May 1, 2006, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

----------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                              MANAGER
         Money Market Fund                                           Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                  Independence Capital Management, Inc.
         Quality Bond Fund                                           Independence Capital Management, Inc.
         High Yield Bond Fund                                        T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                       T. Rowe Price Associates, Inc.
         Growth Stock Fund                                           T. Rowe Price Associates, Inc.
         Large Cap Value Fund                                        Lord, Abbett & Co. LLC
         Large Cap Growth Fund                                       ABN AMRO Asset Management, Inc.
         Index 500 Fund                                              Wells Capital Management Incorporated
         Mid Cap Growth Fund                                         Turner Investment Partners, Inc.
         Mid Cap Value Fund                                          Neuberger Berman Management Inc.
         Strategic Value Fund                                        Lord, Abbett & Co. LLC
         Small Cap Growth Fund                                       Bjurman, Barry & Associates
         Small Cap Value Fund                                        Goldman Sachs Asset Management, L.P.
         International Equity Fund                                   Vontobel Asset Management, Inc.
         REIT Fund                                                   Heitman Real Estate Securities LLC

----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                           MANAGER
         Balanced Portfolio                                          Neuberger Berman Management Inc.

----------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND               MANAGER
         Equity-Income Portfolio                                     Fidelity Management & Research Company
         Growth Portfolio                                            Fidelity Management & Research Company

----------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II            MANAGER
         Asset Manager Portfolio                                     Fidelity Management & Research Company

----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                 MANAGER
         Emerging Markets Equity (International) Portfolio           Van Kampen


----------------------------------------------------------------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

PROSPECTUS CONTENTS
-----------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5
-----------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6
-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................9
-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................9
-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................................................10
-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT...........................................................................................10
      Accumulation Units - Valuation...........................................................................10
      Voting Instructions......................................................................................10
      Investment Options in the Separate Account...............................................................11
         Penn Series Funds, Inc. ..............................................................................11
         Neuberger Berman Advisers Management Trust............................................................12
         Fidelity Investments' Variable Insurance Products Fund................................................12
         Fidelity Investments' Variable Insurance Products Fund II.............................................12
         Van Kampen's The Universal Institutional Funds, Inc...................................................13

-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT ....................................................................................13

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................13
      How Do I Purchase a Contract?............................................................................14
      What Types of Annuity Payments May I Choose?.............................................................14
         Variable Annuity Payments ............................................................................15
         Fixed Annuity Payments  ..............................................................................15
         Other Information ....................................................................................15
      What Are the Death Benefits Under My Contract?...........................................................15
         Optional Enhanced Guaranteed Minimum Death Benefit Riders ............................................16
         Optional Death Benefit Enhancement Riders.............................................................16
         Optional Estate Enhancement Death Benefit Rider.......................................................17
         Choosing a Lump Sum or Annuity .......................................................................18
      May I Transfer Money Among Subaccounts and the Dollar Cost Averaging Accounts?...........................19
         Before the Annuity Date  .............................................................................19
         After the Annuity Date   .............................................................................19
         General Rules.........................................................................................19
         Frequent Trading Risks................................................................................20
         Frequent Trading Policies.............................................................................20
         Dollar Cost Averaging.................................................................................20
         Automatic Rebalancing.................................................................................21
      May I Withdraw Any of My Money?..........................................................................21
         Systematic Withdrawals................................................................................21
         403(b) Withdrawals....................................................................................21

         Optional Guaranteed Minimum Accumulation Benefit Rider................................................21
         Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider......22
      Deferment of Payments and Transfers......................................................................28
      What Charges Do I Pay?...................................................................................28

         Administration Charges................................................................................28
         Mortality and Expense Risk Charge.....................................................................28
         Contingent Deferred Sales Charge......................................................................28
         Free Withdrawals......................................................................................29
         Contract Rider Charges................................................................................30
         Premium Taxes.........................................................................................31

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT..............................................................31
      General Information......................................................................................31
-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................31
      Withdrawals and Death Benefits...........................................................................31
      Annuity Payments.........................................................................................32
      Early Withdrawals........................................................................................32
      Transfers................................................................................................32
      Separate Account Diversification.........................................................................32
      Qualified Plans..........................................................................................33
      Distribution Arrangements................................................................................33
-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................34
-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................35
-----------------------------------------------------------------------------------------------------------------
APPENDIX A....................................................................................................A-1
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

   ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

   ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

   ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

   ANNUITANT: The person during whose life annuity payments are made.

   ANNUITY DATE: The date on which annuity payments start.

   ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

   ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

   BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

   CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

   CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

   CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

   DOLLAR COST AVERAGING ACCOUNTS: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a six month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

   FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the Dollar Cost Averaging Accounts.

   FUND: An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a "mutual fund") in which a Subaccount of a Separate Account invests all of its assets.

   SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

   SUBACCOUNT: A division of the Separate Account which holds shares of the Funds.

   VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all Subaccounts of the Separate Account.

   VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

   WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual or the Company.

   YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------
EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Load Imposed on Purchase Payments .........................................................   None
  Maximum Contingent Deferred Sales Charge ........................     7% of purchase payments withdrawn(a)
  Transfer Fee.....................................................................................   None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE ......................................................  $40(b)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
  Mortality and Expense Risk Charge ................................................................  1.20%
  Contract Administration Charge ...................................................................  0.15%
                                                                                                      -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS) ............................................  1.35%
CONTRACT RIDER CHARGES (OPTIONAL)
  Enhanced Guaranteed Minimum Step-Up Death Benefit Rider ..........................................  0.25%(c)
  Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider .....................................  0.35%
  Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under) .........................  0.20%(d)
  Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)..............................  0.30%(e)
  Estate Enhancement Death Benefit Rider (for Annuitants Ages 71 to 80) ............................  0.60%(f)
  Guaranteed Minimum Accumulation Benefit Rider.....................................................  0.50%(g)
  Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (for
  Annuitants Ages 35 to 80) ........................................................................  0.65%(h)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING MAXIMUM CHARGES FOR CONTRACT RIDERS
(AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE) ........................................................  2.95%(i)

OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS(j)                         MONTHLY CHARGE PER $1,000 BENEFIT
                                                                          MINIMUM         MAXIMUM
                                                                          -------         -------
                                                                           $0.208         $17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES                                      MINIMUM         MAXIMUM
                                                                          -------         -------
  (expenses that are deducted from Fund assets, including management
  fees and other expenses).............................................   0.37%(k)        1.66%(l)

-------------------------
(a) The charge decreases each year to zero after seven years. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(g) The current annual charge for this rider is 0.50% and may not be increased beyond the maximum of 1.00%.
(h) The current annual charge for this rider is 0.65% and may not be increased beyond the maximum of 1.00%.
(i) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.35% and 2.95%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.
(j) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for a rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis amount Subaccounts of the Separate Account. (See WHAT CHARGES DO I PAY? in this prospectus.)
(k) The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

 (l) After a voluntary waiver by the adviser of a portion of its fee, which would have otherwise been payable by the Fund, the maximum total operating expenses of the Emerging Markets Equity (International) Fund was 1.65%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                TOTAL                         NET
                                    MANAGEMENT      OTHER        FUND          FEE            FUND
                                       FEES        EXPENSES    EXPENSES      WAIVERS        EXPENSES
                                       ----        --------    --------      -------        --------

Money Market......................     0.20%        0.30%       0.50%          0.00%          0.50%
Limited Maturity Bond.............     0.30%        0.31%       0.61%          0.00%          0.61%
Quality Bond......................     0.33%        0.29%       0.62%          0.00%          0.62%
High Yield Bond...................     0.50%        0.36%       0.86%          0.00%          0.86%
Flexibly Managed..................     0.60%        0.24%       0.84%          0.00%          0.84%(1)
Growth Stock......................     0.65%        0.33%       0.98%          0.00%          0.98%
Large Cap Value...................     0.60%        0.28%       0.88%          0.00%          0.88%(1)
Large Cap Growth..................     0.55%        0.34%       0.89%          0.00%          0.89%(1)
Index 500.........................     0.07%        0.30%       0.37%          0.00%          0.37%(3)
Mid Cap Growth....................     0.70%        0.32%       1.02%          0.02%(2)       1.00%(1)
Mid Cap Value.....................     0.55%        0.30%       0.85%          0.00%          0.85%(1)
Strategic Value...................     0.72%        0.35%       1.07%          0.00%          1.07%(1)
Small Cap Growth..................     0.73%        0.29%       1.02%          0.00%          1.02%
Small Cap Value...................     0.85%        0.29%       1.14%          0.00%          1.14%
International Equity..............     0.85%        0.36%       1.21%          0.00%          1.21%(1)
REIT..............................     0.70%        0.32%       1.02%          0.00%          1.02%

------------------
These expenses are for the fiscal year ended December 31, 2005.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

    Flexibly Managed                                     0.83%
    Large Cap Value                                      0.87%
    Large Cap Growth                                     0.87%
    Mid Cap Growth                                       0.96%
    Mid Cap Value                                        0.83%
    Strategic Value                                      1.06%
    International Equity                                 1.18%
(2) The Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.
(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Agent voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

--------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                      MANAGEMENT/
                                    ADMINISTRATION      OTHER         TOTAL FUND
                                         FEES          EXPENSES        EXPENSES
                                         ----          --------        --------

Balanced...........................      0.85%           0.29%           1.14%

-------------
(a) These expenses are for the fiscal year ended December 31, 2005.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                    MANAGEMENT        OTHER         TOTAL FUND
                                       FEE           EXPENSES        EXPENSES
                                       ---           --------        --------

Equity-Income......................   0.47%            0.09%           0.56%
Growth.............................   0.57%            0.10%           0.67%

-------------
(a) These expenses are for the fiscal year ended December 31, 2005. Some of the brokerage commissions paid by the Fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.55% for the Equity-Income Portfolio and 0.63% for the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                    MANAGEMENT        OTHER         TOTAL FUND
                                       FEE           EXPENSES        EXPENSES
                                       ---           --------        --------

Asset Manager......................   0.52%           0.12%           0.64%

-------------
(a) These expenses are for the fiscal year ended December 31, 2005. Some of the brokerage commissions paid by the Fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.

--------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                    MANAGEMENT        OTHER         TOTAL FUND
                                       FEE           EXPENSES        EXPENSES
                                       ---           --------        --------

Emerging Markets Equity
  (International)..................   1.25%           0.41%          1.66%(b)

-------------
(a) These expenses are for the fiscal year ended December 31, 2005.

(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.65%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

--------------------------------------------------------------------------------
         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

         This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

         The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

              (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:

                                                                        ONE     THREE    FIVE    TEN
                                                                        YEAR    YEARS    YEARS   YEARS
                                                                        ----    -----    -----   -----
                  Assuming Maximum Total Annual Fund Expenses           $916    $1,394   $1,882  $3,357
                  Assuming Minimum Total Annual Fund Expenses           $795    $1,026   $1,255  $2,061

              (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any Riders:

                                                                        ONE     THREE    FIVE    TEN
                                                                        YEAR    YEARS    YEARS   YEARS
                                                                        ----    -----    -----   -----
                  Assuming Maximum Total Annual Fund Expenses           $307      $939   $1,596  $3,357
                  Assuming Minimum Total Annual Fund Expenses           $178      $550     $948  $2,061

              (3) If you surrender your Contract at the end of the applicable time period and have purchased Riders with maximum charges*:

                                                                        ONE     THREE    FIVE    TEN
                                                                        YEAR    YEARS    YEARS   YEARS
                                                                        ----    -----    -----   -----
                  Assuming Maximum Total Annual Fund Expenses         $1,060    $1,824   $2,591  $4,705
                  Assuming Minimum Total Annual Fund Expenses           $944    $1,480   $2,025  $3,639

              (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased
                  Riders with maximum charges*:

                                                                        ONE     THREE    FIVE    TEN
                                                                        YEAR    YEARS    YEARS   YEARS
                                                                        ----    -----    -----   -----
                  Assuming Maximum Total Annual Fund Expenses           $463    $1,393   $2,331  $4,705
                  Assuming Minimum Total Annual Fund Expenses           $338    $1,029   $1,745  $3,639

* The examples do not reflect charges for any Optional Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

         o The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

         The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2005 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.20% and contract administration charge at an annual rate of 0.15% assessed against the Subaccount.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         The Separate Account currently has Subaccounts that invest in the following Funds:

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH STOCK FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

         INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

         MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

         MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

         STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

         SMALL CAP GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

--------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT

         The fixed interest account is part of the Company's general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACT

         An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this Prospectus.

         You may also allocate purchase payments to our Dollar Cost Averaging Accounts if you participate in our dollar cost averaging program.. The Dollar Cost Averaging Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.

         You decide, within Contract limits,

         o    how often you make a purchase payment and how much you invest;

         o the Subaccounts and/or Dollar Cost Averaging Accounts in which your purchase payments are invested;

         o whether or not to transfer money among the available Subaccounts and Dollar Cost Averaging Accounts;

         o    the type of annuity that we pay and who receives it;

         o    the Beneficiary or Beneficiaries to whom we pay death benefits;
              and

         o    the amount and frequency of withdrawals from the Contract Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

         The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment that we will accept is $2,000, ($1,000 for subsequent purchase payments) although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose from the following options:

         o AN ANNUITY FOR A SET NUMBER OF YEARS - Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

         o A LIFE ANNUITY - Annuity payments will continue until the Annuitant's death;

         o A LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS - Annuity payments will continue until the Annuitant's death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

         o A JOINT AND SURVIVOR LIFE ANNUITY - Annuity payments will continue until the death of the surviving joint Annuitant; or

         o    Any other form of annuity that we and you may agree upon.

         You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the Subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four Subaccounts. In addition, you may not select other Subaccounts after the Annuity Date.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among the Subaccounts of the Separate Account that you choose on the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date. If your Contract Value is allocated to more than four Subaccounts, the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate it to note more than four Subaccounts.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

         You may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate.

         You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         For Contracts issued on and after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Separate Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Fixed Account death benefit is the Fixed Account Value. The Separate Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Separate Account, less adjusted partial withdrawals and transfers. "Adjusted partial withdrawals and transfers" means the amount of each partial withdrawal from or transfer out of the Separate Account, multiplied by the amount of the Separate Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer. If you make a partial withdrawal or transfer at a time when the amount of your Separate Account death benefit is greater than your Variable Account Value, then your Separate Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         OPTIONAL ENHANCED GUARANTEED MINIMUM DEATH BENEFIT RIDERS. The enhanced guaranteed minimum death benefit riders described in the next two paragraphs are not available on Contracts issued after November 1, 2002.

         Guaranteed Minimum Step-Up Death Benefit Rider. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For purposes of this death benefit rider only, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Separate Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) after the anniversary date and before the next anniversary date was to the Variable Account Value on the date of the withdrawal or transfer.

         Guaranteed Minimum Rising-Floor Death Benefit Rider. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Separate Account, minus a reduction for any withdrawals or transfers made from the Separate Account (as described below), plus interest at 5%. Interest is calculated for the periods amounts are held in the Separate Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Separate Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Separate Account, less withdrawals and transfers out.

         An enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see WHAT CHARGES DO I PAY? in this Prospectus

         OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your Beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

         The enhanced guaranteed minimum death benefit riders described in the following paragraphs apply to Contracts issued after November 1, 2002.

         We offer two different Optional Death Benefit Enhancement Riders: the Rising Floor Plus Death Benefit Enhancement Rider and the Step-Up Plus Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The Death Benefit Enhancement from either of these riders is limited to $1 million.

         Rising Floor Plus Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

         On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

         On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

         (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80; and

         (b) is purchase payments paid into the Separate Account during the prior calendar month; and

         (c) is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

         Step-Up Plus Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

         On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

         On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

         (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Separate Account in the prior calendar month; or

         (2) the Variable Account Value on the current contract anniversary.

         OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

         Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

         Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

         We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

         Treatment of Transfers. Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account from the Dollar Cost Averaging Account. An Optional Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

         Charge. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

         For information on the cost of the death benefit enhancement riders, see WHAT CHARGES DO I PAY? in this Prospectus.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years except that an IRA can be continued as long as the Beneficiary withdraws annually an amount based on the Beneficiary's life expectancy at the date of death of the IRA owner (until paid out, the death benefit will be allocated to Subaccounts of the Separate Account and/or the fixed interest accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract of the same policy form, or a form designated by us if this form is no longer available for sale; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

         If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

         If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE DOLLAR COST AVERAGING ACCOUNTS?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value among Subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

         o You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among Subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

         o Transfers are currently limited to the Subaccounts selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

         FREQUENT TRADING RISKS. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

         The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

         As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

         FREQUENT TRADING POLICIES. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

         We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

              1. A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.
              2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.
              3. Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in securities which are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If you have Contract Value of at least $10,000, you may allocate or transfer money to a six month dollar cost averaging account or a twelve month dollar cost averaging account, and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. The minimum transfer to each Subaccount must be at least $50. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from the variable accounts for up to 60 months, from the six month dollar cost averaging account for up to 6 months and from the twelve month dollar cost averaging account for up to twelve months. If you stop the program while in the six or twelve month dollar cost averaging accounts, any money left in the account will be transferred into the Money Market Subaccount.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect automatic rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our Administrative Office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a contract year, the minimum withdrawal is the Free Withdrawal Amount if less than $500. See FREE WITHDRAWALS below.

         o You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each Subaccount from which the withdrawal is made is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from Dollar Cost Averaging Accounts beginning with the one having the shortest interest period.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000, and you have not made a free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your Free Withdrawal Amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER. You may purchase a guaranteed minimum accumulation benefit rider as part of your Contract at the time the Contract is issued or any contract anniversary after your Contract is issued as long as we receive written notice of your intention to do so. The date of such purchase, however, must be at least ten years prior to the Annuity Date specified in the contract. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, at least 30 calendar days prior to your contract anniversary date.

         A guaranteed minimum accumulation benefit ensures the availability of a minimum Contract Value at the end of the benefit period, which is defined below, see GUARANTEED MINIMUM ACCUMULATION BENEFIT. It may provide protection in the event of lower Contract Values that may result from the investment performance of the Contract. The Company also reserves the right to make the availability of the guaranteed minimum accumulation benefit contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit.

         The guaranteed minimum accumulation benefit will be equal to the Contract Value at the start of the benefit period, plus the amount of any subsequent purchase payments received during the first contract year of the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period. The reductions in the guaranteed minimum accumulation benefit will occur as of the date of each applicable partial withdrawal. If the guaranteed minimum accumulation benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the guaranteed minimum accumulation benefit. At the end of the benefit period, the Contract Owner can elect to renew the guaranteed minimum accumulation benefit for a new benefit period.

         The Contract Owner may elect to increase the guaranteed minimum accumulation benefit through the use of the step-up benefit as of the step-up benefit date. The step-up benefit date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. The step-up benefit is the increase of the guaranteed minimum accumulation benefit to an amount equal to 100% of the Contract Value as of the step-up benefit date. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary. An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent step-up benefit date.

         The guaranteed minimum accumulation benefit will terminate under the following conditions:

         a) at the end of the benefit period if the guaranteed minimum accumulation benefit is not renewed;

         b) on the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the agreement;

         c)   full surrender of the Contract;

         d) date of the first death of a Contract Owner or the date of death of the last surviving Annuitant; or

         e)   annuitization.

         OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. At the time you purchase your Contract, as an alternative, you have the option to purchase a package which includes the following enhancements to your Contract:

         1)   Guaranteed Minimum Accumulation Benefit;

         2)   Guaranteed Minimum Withdrawal Benefit; and

         3)   Death Benefit Enhancement.

This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract. The Company also reserves the right to make the availability of these enhancements contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit. The Death Benefit Enhancement available as part of the package differs from the Death Benefit Riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT - The Guaranteed Minimum Accumulation Benefit will be equal to the Contract Value at the start of the benefit period, plus a percentage, specified in the Additional Contract Specifications, of any subsequent purchase payments received during the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period. The reductions in the Guaranteed Minimum Accumulation Benefit will occur as of the date of each applicable partial withdrawal. If the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the Guaranteed Minimum Accumulation Benefit. At the end of the benefit period, the Guaranteed Minimum Accumulation Benefit will be automatically renewed for a new benefit period.

         The benefit period for this benefit is ten years after either:

         (a)  the rider effective date;

         (b)  a step-up benefit date; or

         (c)  the renewal date.

From all benefit periods described above, contributions to the contract will increase the Guaranteed Minimum Accumulation Benefit Base as follows:

         o    100% of premiums made in years one through two

         o    90% of premiums made in years three through four

         o    80% of premiums made in years five through six

         o    70% of premiums made in years seven through eight

         o    60% of premiums made in years nine through ten

         ADJUSTMENTS FOR WITHDRAWALS - The Guaranteed Minimum Accumulation Benefit will be reduced by a proportional amount of any partial withdrawals of Contract Value. The reductions in the Guaranteed Minimum Accumulation Benefit occur as of the date of each applicable partial withdrawal.

         The amount of the reduction in relation to the amount of partial withdrawals is calculated as follows;

         The Guaranteed Minimum Accumulation Benefit after the withdrawal equals the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal less the multiplication of (i) and (ii), where:

         (i) is the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal; and

         (ii) is a ratio of (A) over (B) where:

              (A) is the current withdrawal amount; and
              (B) is the Contract Value immediately before the withdrawal.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option. These options operate concurrently until one or both terminate.

         The Benefit Base is the starting point for determining the amounts you receive under these minimum withdrawal options. The Benefit Base is the greatest of (a), (b), (c) or (d), where:

         (a) is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

         (b)  is the sum of (1) plus (2), where;

              (1) is the Contract Value on the rider effective date accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

              (2) is each Purchase Payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

         (c) is the highest Contract Value as of a contract anniversary date until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

         (d)  is the Contract Value on the last Step-Up Date.

     For purposes of calculating the Death Benefit Enhancement as described below, the Death Benefit Enhancement Benefit Base is the greatest of (a),
     (b), (c) or (d), where:

         (a) is the Contract Value on the date of the first withdrawal, just before the first withdrawal:

         (b)  is the sum of (1) plus (2), where:

              (1) is the Contract Value on the rider effective date accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earliest of the Benefit Base Accumulation Cease date (shown in the Additional Contract Specifications) , the Annuitant's attainment of age 80, and the date of the first withdrawal; and

              (2) is each Purchase Payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earliest of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications), the Annuitant's attainment of age 80, and the date of the first withdrawal; and

         (c) is the highest Contract Value as of a contract anniversary date until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

         (d)  is the Contract Value on the last Step-Up Date.

For both benefit bases described above, the current Benefit Base Accumulation Rate is the daily equivalent of a 5% effective annual rate and the current Benefit Base Accumulation Cease Date is 10 years from the contract issue date.

         Purchase payments made after the date of the first withdrawal will increase both Benefit Bases described above on a dollar-for-dollar basis.

         The Return of Benefit Base Withdrawal Option guarantees that each contract year you can take withdrawals up to the Guaranteed Annual Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Benefit Base. The current Guaranteed Annual Withdrawal Percentage is 7%.

         The Lifetime Withdrawal Option guarantees that each contract year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Benefit Base. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5%.

         For both options:

         1) the applicable Withdrawal Percentages will be shown in your Additional Contract Specifications;

         2) withdrawals in a contract year that do not exceed the guaranteed amount do not affect the guaranteed amount for that option for subsequent years;

         3) withdrawals in a contract year that exceed the guaranteed amount for that option reduce the guaranteed amount in subsequent years by multiplying the previous guaranteed amount by the amount of the excess withdrawals and dividing by the Contract Value immediately prior to the excess withdrawal.

              For example, if the guaranteed annual amount is $1,000, there is a $1,100 withdrawal during a contract year and the Contract Value prior to the $1,100 withdrawal is $10,000, then the guaranteed annual withdrawal amount for subsequent years would be reduced by $10 to $990, calculated as follows:

                                 $1,000 x $100   = $10
                                 -------------
                                    $10,000

         4) withdrawals in a contract year that are less than the guaranteed amount for that option do not increase the permitted withdrawal in subsequent contract years;

         5) as long as the Contract Value is positive, an additional Purchase Payment will increase the Benefit Base by the amount of the Purchase Payment. The annual payment under both options will be increased by the amount of the additional Purchase Payment multiplied by the applicable Withdrawal Percentage.

         EFFECT OF WITHDRAWALS ON BENEFIT BASE - The Guaranteed Withdrawal Benefit Base and the Death Benefit Enhancement Benefit Base are reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a contract year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero. Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a contract year, any Extra Return of Benefit Base Withdrawals, as defined below, reduce the Benefit Base until it is reduced to zero. The reduction is a proportional reduction determined by multiplying (1) and (2) where:

              (1) is the Benefit Base; and

              (2) is the ratio of the Extra Return of Benefit Base Withdrawal to the Contract Value immediately prior to the Extra Return of Benefit Base Withdrawal; and

         Extra Return of Benefit Base Withdrawal is the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a contract year.

         REMAINING GUARANTEED MINIMUM WITHDRAWAL BENEFIT PAYMENTS WHEN CONTRACT VALUE IS REDUCED TO ZERO - If the Contract Value is reduced to zero and any benefits are due under either withdrawal option, no additional Purchase Payments will be accepted and the remaining minimum withdrawals will be made as follows:

         If there is any Guaranteed Annual Lifetime Withdrawal Amount due or any remaining Benefit Base, the Owner has the option to receive the remaining minimum withdrawals under either option.

         If the Return of Benefit Base Withdrawal Option is elected, the remaining guaranteed minimum withdrawal made in the contract year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in that year. In subsequent contract years, the remaining minimum withdrawal equals the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.

         If the Lifetime Withdrawal Option is elected, the remaining minimum withdrawal made in the contract year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in that year. In subsequent contract years, the remaining minimum withdrawal equals the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero. If no election is made, the default option is the Lifetime Withdrawal Option.

         If the Contract Value is reduced to zero in a contract year where the Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero by the impact of excess withdrawals and the Benefit Base is positive, remaining minimum withdrawals will be made under the Return of Benefit Base Withdrawal Option only. In the contract year in which the Contract Value is reduced to zero, the remaining minimum withdrawal made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn. In subsequent contract years, the remaining minimum withdrawal is the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value is reduced to zero, or any remaining Benefit Base, if less.

         Remaining minimum withdrawals are made once each contract year.

         If the total remaining minimum withdrawals due each contract year are less than $100, the remaining payments will be commuted and a lump sum will be paid. If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available annuity factors or the then currently available annuity factors for a single life annuity under the Contract. If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Benefit Base will be paid.

         EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS ON GUARANTEED MINIMUM WITHDRAWAL BENEFIT - Either or both of the Guaranteed Annual Withdrawal Amount and the Guaranteed Annual Lifetime Withdrawal Amount will be increased on a dollar-for-dollar basis in any contract year in order to meet that contract year's required minimum distribution requirement according to the Internal Revenue Code of 1986, as amended from time to time, and the regulations promulgated thereunder. This increase applies only in relation to the required minimum distribution based on the value of the Contract.

         STEP-UP BENEFIT AND STEP-UP BENEFIT DATE - The Step-Up Benefit for the Guaranteed Minimum Accumulation Benefit is the increase in the Guaranteed Minimum Accumulation Benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.

         The Step-Up Benefit for the Guaranteed Minimum Withdrawal Benefit is an increase in the Benefit Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. As a result of the election of this Step-Up Benefit, the Guaranteed Annual Withdrawal Amount steps up to an amount equal to the Contract Value as of the Guaranteed Minimum Withdrawal Benefit Step-Up Date multiplied by the Guaranteed Annual Withdrawal Percentage. In addition, as a result of the election of this Step-Up Benefit, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value as of the Step-Up Date multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.

         The Contract Owner may, until age 80, elect to increase both the Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit through the use of the step-up benefit as of the step-up benefit date. The step-up benefit date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary. An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent step-up benefit date.

         Once a Step-Up Benefit has been elected and is effective a new Guaranteed Minimum Accumulation Benefit Base, a new Guaranteed Minimum Accumulation Benefit Period, a new Guaranteed Withdrawal Benefit Base, a new Death Benefit Enhancement Benefit Base, a new Guaranteed Annual Withdrawal Amount, and a new Guaranteed Annual Lifetime Withdrawal Amount will commence as of the most recent Step-Up Date and the previously effective Step-Up Benefit will terminate.

         DEATH BENEFIT ENHANCEMENT - Prior to the Annuity Date and upon receipt of due proof of the Annuitant's death and the necessary forms to make payment to a Beneficiary, the Company will pay to the Beneficiary a Death Benefit Enhancement in addition to the death benefit already provided in the base contract. The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base minus the sum of the Fixed Account death benefit and the Separate Account death benefit payable under the contract. The maximum Death Benefit Enhancement is $1 million.

         If the Beneficiary is the surviving spouse of the deceased Annuitant, the spouse may elect to become the Contract Owner and upon such election, the Contract Value, if lower than the remaining Guaranteed Minimum Withdrawal Benefit Base, shall be adjusted to equal the remaining Guaranteed Minimum Withdrawal Benefit Base.

         ANNUITY PAYMENTS - If annuity payments are to commence under the conditions specified in the Contract to which this rider is attached, the Owner can elect one of the following options:

         (a) apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

         (b) request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant; or

         (c) request that as of the annuity payment commencement date, the remaining Benefit Base is paid out in the form of annuity payments. Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Benefit Base. These annuity payments will be made until the earlier of the Annuitant's death or the date that the Benefit Base is reduced to zero.

If annuity payments are to commence under the conditions specified in the Contract to which this rider is attached and none of the above elections have been made, then the default annuity option in your Contract will apply.

         These enhancements will terminate under the following conditions:

         a) on any contract anniversary after the fifth or the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the package of enhancements;

         b) if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, no guaranteed Minimum Accumulation Benefit which would be due at the end of the full benefit period, or no remaining Benefit Base;

         c)   full surrender of the Contract;

         d) date of the first death of a Contract Owner or the date of death of the Annuitant;

         e) upon receipt by the Company of a written request by the Contract Owner to change the Annuitant; or

         f)   annuitization.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         ADMINISTRATION CHARGES. These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value, annually, a contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, your contract anniversary. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed, an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         MORTALITY AND EXPENSE RISK CHARGE. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.20%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         CONTINGENT DEFERRED SALES CHARGE. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment (including withdrawals of amounts attributable to the Guaranteed Minimum Withdrawal Benefit), after allowing for the free withdrawals which are described in the next subsection.

         YEAR AFTER PURCHASE PAYMENT
         IN WHICH WITHDRAWAL IS MADE                      APPLICABLE CHARGE
--------------------------------------------------------------------------------
                First                                             7%
--------------------------------------------------------------------------------
                Second                                            7%
--------------------------------------------------------------------------------
                Third                                             6%
--------------------------------------------------------------------------------
                Fourth                                            5%
--------------------------------------------------------------------------------
                Fifth                                             4%
--------------------------------------------------------------------------------
                Sixth                                             3%
--------------------------------------------------------------------------------
                Seventh                                         1.5%
--------------------------------------------------------------------------------
                Eighth and thereafter                             0%
--------------------------------------------------------------------------------

         Purchase payments will be treated as withdrawn on a first-in, first-out basis, and will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

         The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts. The reduction will not unfairly discriminate against any Contract Owner.

         FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

         Seven-Year-Old Purchase Payments. You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

         Annual Withdrawals of 15% of Purchase Payments. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The Free Withdrawal Amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

         Cumulative Free Withdrawals. In lieu of the annual 15% of purchase payment withdrawal right described in the preceding section, you may elect the cumulative free withdrawal rider at the time the Contract is issued. Under this rider, you may elect to withdraw up to 10% of your purchase payments in a contract year. To the extent that the Free Withdrawal Amount in a contract year is not withdrawn, such Free Withdrawal Amount may be carried forward and taken in a subsequent contract year, subject to the limit of 50% of total purchase payments as of the date of withdrawal. The Free Withdrawal Amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis.

         Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

         Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         CONTRACT RIDER CHARGES. You may elect to purchase optional contract riders to increase the benefits paid under your Contract. If you purchase any optional contract riders, the charges for which are deducted annually, and make a full surrender of your Contract before the costs for these optional contract riders have been deducted, your Contract Value will be reduced by the accrued costs of the optional contract riders, plus any applicable surrender charge.

         Enhanced Guaranteed Minimum Step-Up Death Benefit Rider. The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

         Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider. The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

         Estate Enhancement Death Benefit Rider. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

         The accumulated charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

         Death Benefit Enhancement Riders. We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

         The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

         We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Plus Death Benefit Enhancement Rider or the Step-Up Plus Death Benefit Enhancement Rider.

             Attained Age          Monthly Charge per $1,000 of Benefit
             ------------          ------------------------------------
             Less than 40                         $0.208
                 40-44                             0.208
                 45-49                             0.333
                 50-54                             0.458
                 55-59                             0.708
                 60-64                             1.083
                 65-69                             1.667
                 70-74                             2.708
                 75-79                             4.250
                 80-84                             7.083
                 85-89                             11.000
                 90-94                             17.292

         Optional Guaranteed Minimum Accumulation Benefit Rider. The rider charge for this benefit, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts. The current effective annual charge for this agreement is .50% and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.

         Optional Combined Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider. The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts. The current effective annual charge for this agreement is 0.65% and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.

         PREMIUM TAXES. Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

GENERAL INFORMATION

         If you participate in our dollar cost averaging program, you may allocate money to a six month or twelve month dollar cost averaging account in our fixed interest account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging while the money is allocated to a dollar cost average account, your money will be transferred to the Money Market Subaccount.

         You may transfer money in the fixed interest account to Subaccounts of the Separate Account, subject to the provisions of your Contract. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         If your nonqualified Contract contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified Contracts as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o    withdrawals made on or after age 59 1/2;

         o    distributions made after death; or

         o    withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age
70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         If your qualified Contract contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the Contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS

         Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the contracts. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

        Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid.

         In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

         Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

         Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

         All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

        Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS
-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................................................B-2
         First Variable Annuity Payments......................................................................B-2
         Subsequent Variable Annuity Payments.................................................................B-2
         Annuity Units........................................................................................B-2
         Value of Annuity Units...............................................................................B-2
         Net Investment Factor................................................................................B-2
         Assumed Interest Rate................................................................................B-3
         Valuation Period.....................................................................................B-3
-----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.....................................................................B-3
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.....................................................................................B-3
-----------------------------------------------------------------------------------------------------------------
CUSTODIAN.....................................................................................................B-3
-----------------------------------------------------------------------------------------------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................................................B-3

-----------------------------------------------------------------------------------------------------------------
LEGAL MATTERS.................................................................................................B-3
-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................................................B-3
-----------------------------------------------------------------------------------------------------------------

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $11.014      $11.058      $11.112       $11.080      $10.800
Accumulation Unit Value,
end of period ..........................      $11.173      $11.014      $11.058       $11.112      $11.080
Number of Accumulation Units
outstanding, end of period .............      615,380      665,654      801,168     2,078,717    1,696,300

                                                              YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $10.321      $10.000
Accumulation Unit Value,
end of period ..........................      $10.800      $10.321
Number of Accumulation Units
outstanding, end of period .............    1,261,586      826,316

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $12.032      $11.919      $11.740       $11.199      $10.645
Accumulation Unit Value,
end of period ..........................      $12.125      $12.032      $11.919       $11.740      $11.199
Number of Accumulation Units
outstanding, end of period .............      568,532      588,630      609,498       575,820      215,295

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(B)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $10.020      $10.000
Accumulation Unit Value,
end of period ..........................      $10.645      $10.020
Number of Accumulation Units
outstanding, end of period .............       97,580       61,833

-------------
(a) Neuberger Berman AMT Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of  period....................      $13.166      $12.759      $12.180       $11.727      $10.914
Accumulation Unit Value,
end of period...........................      $13.315      $13.166      $12.759       $12.180      $11.727
Number of Accumulation Units,
outstanding, end of period..............    1,654,042    1,611,772    1,715,704     1,650,175    1,079,034

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of  period....................       $9.877      $10.000
Accumulation Unit Value,
end of period...........................      $10.914       $9.877
Number of Accumulation Units,
outstanding, end of period..............      493,202      261,461

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.....................      $13.926      $12.750      $10.496       $10.288       $9.752
Accumulation Unit Value,
end of period...........................      $14.167      $13.926      $12.750       $10.496      $10.288
Number of Accumulation Units
outstanding, end of period..............      732,488      695,958      688,061       523,952      428,819

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.....................      $10.264      $10.000
Accumulation Unit Value,
end of period...........................       $9.752      $10.264
Number of Accumulation Units
outstanding, end of period..............      307,326      164,772

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $20.671      $17.669      $13.785       $13.845      $12.724
Accumulation Unit Value,
end of period ..........................      $21.994      $20.671      $17.669       $13.785      $13.845
Number of Accumulation Units
outstanding, end of period .............    5,730,996    4,763,280    3,800,706     2,979,859    2,288,053

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $10.552      $10.000
Accumulation Unit Value,
end of period ..........................      $12.724      $10.552
Number of Accumulation Units
outstanding, end of period .............    1,115,704      544,267

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES GROWTH STOCK FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................       $5.600       $5.072       $4.575        $7.124       $9.672
Accumulation Unit Value,
end of period ..........................       $5.864       $5.600       $5.072        $4.575       $7.124
Number of Accumulation Units
outstanding, end of period .............    1,334,244    1,277,922    1,381,801     1,589,351    1,604,166

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(B)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $13.267      $10.000
Accumulation Unit Value,
end of period ..........................       $9.672      $13.267
Number of Accumulation Units
outstanding, end of period .............    1,340,612      371,063

-------------
(a)  Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.
(b) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $12.377      $11.116       $8.819       $10.511      $10.916
Accumulation Unit Value,
end of period ..........................      $12.578      $12.377      $11.116        $8.819      $10.511
Number of Accumulation Units
outstanding, end of period .............    1,541,931    1,479,294    1,478,707     1,386,377    1,157,857

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (A) (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(B)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................       $9.823      $10.000
Accumulation Unit Value,
end of period ..........................      $10.916       $9.823
Number of Accumulation Units
outstanding, end of period .............      735,916      332,695

-------------
(a) Penn Series Value Equity Fund Subaccount prior to May 1, 2000.
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003        2002(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $11.112      $10.365       $8.364       $10.000
Accumulation Unit Value,
end of period ..........................      $11.095      $11.112      $10.365        $8.364
Number of Accumulation Units
outstanding, end of period .............      398,878      376,295      249,091        69,150

-------------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................       $9.807       $8.998       $7.103        $9.263      $10.667
Accumulation Unit Value,
end of period ..........................      $10.109       $9.807       $8.998        $7.103       $9.263
Number of Accumulation Units
outstanding, end of period .............    2,022,636    2,312,567    2,382,511     2,488,392    2,351,350

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(B)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $11.913      $10.000
Accumulation Unit Value,
end of period ..........................      $10.667      $11.913
Number of Accumulation Units
outstanding, end of period .............    2,058,202      933,121

-------------
(a) Fidelity Investments Variable Insurance Products Index 500 Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................         $6.619       $6.024       $4.090        $6.150       $8.671
Accumulation Unit Value,
end of period ........................         $7.346       $6.619       $6.024        $4.090       $6.150
Number of Accumulation Units
outstanding, end of period ...........      1,209,858    1,290,197    1,356,757     1,124,269      843,729

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                             2000(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $10.000
Accumulation Unit Value,
end of period ..........................       $8.671
Number of Accumulation Units
outstanding, end of period .............      459,304

-------------
(a) For the period May 1, 2000 (date Subaccount was established) through December 31, 2000.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------
                                              2005          2004          2003         2002         2001
                                        --------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...................       $17.824      $14.667      $10.864       $12.156      $12.725
Accumulation Unit Value,
end of period .........................       $19.754      $17.824      $14.667       $10.864      $12.156
Number of Accumulation Units
outstanding, end of period ............       718,492      585,547      552,203       533,458      464,778

                                                                 YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------
                                              2000         1999(B)
                                        --------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...................       $10.606      $10.000
Accumulation Unit Value,
end of period .........................       $12.725      $10.606
Number of Accumulation Units
outstanding, end of period ............       313,293      163,977

-------------
(a) Neuberger Berman Advisers Management Trust Partners Portfolio prior to May 1, 2000.
(b) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003        2002(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $12.860      $10.490       $8.498       $10.000
Accumulation Unit Value,
end of period ..........................      $13.728      $12.860      $10.490        $8.498
Number of Accumulation Units
outstanding, end of period .............      505,444      354,495      213,190        79,364

-------------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------
                                              2005          2004          2003         2002         2001
                                        --------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...................       $14.919      $13.810       $9.489       $16.607      $20.000
Accumulation Unit Value,
End of period .........................       $15.642      $14.919      $13.810        $9.489      $16.607
Number of Accumulation Units
outstanding, end of period ............       842,244      877,417      921,413       938,876    1,006,048

                                                                 YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------
                                              2000         1999(B)
                                        --------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ...................       $28.370      $10.000
Accumulation Unit Value,
End of period .........................       $20.000      $28.370
Number of Accumulation Units
outstanding, end of period ............       874,531      259,172

-------------
(a) Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.
(b) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $20.233      $17.852      $10.349       $12.602      $10.941
Accumulation Unit Value,
End of period ..........................      $20.696      $20.233      $17.852       $10.349      $12.602
Number of Accumulation Units
outstanding, end of period .............      977,726      985,497      956,485       865,651      741,383

--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................       $9.752      $10.000
Accumulation Unit Value,
End of period ..........................      $10.941       $9.752
Number of Accumulation Units
outstanding, end of period .............      422,650      109,420

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                              2005         2004          2003         2002         2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $11.972       $9.334       $7.121        $8.015      $11.303
Accumulation Unit Value,
End of period ..........................      $13.793      $11.972       $9.334        $7.121       $8.015
Number of Accumulation Units
outstanding, end of period .............      996,810      861,314      813,870       829,715      913,631

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000        1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $14.086      $10.000
Accumulation Unit Value,
End of period ..........................      $11.303      $14.086
Number of Accumulation Units
outstanding, end of period .............      817,962      169,274

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES REIT FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003        2002(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $16.374      $12.246       $9.161       $10.000
Accumulation Unit Value,
end of period ..........................      $18.250      $16.374      $12.246        $9.161
Number of Accumulation Units
outstanding, end of period .............      292,589      210,042      168,248        54,712

-------------
(a) For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $10.814      $10.027       $8.741       $10.694      $12.510
Accumulation Unit Value,
end of period ..........................      $11.649      $10.814      $10.027        $8.741      $10.694
Number of Accumulation Units
outstanding, end of period.............       516,494      610,583      663,748       749,799      774,831

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $13.285      $10.000
Accumulation Unit Value,
end of period ..........................      $12.510      $13.285
Number of Accumulation Units
outstanding, end of period.............       625,675       86,030

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $12.248      $11.131       $8.657       $10.565      $11.267
Accumulation Unit Value,
end of period ..........................      $12.793      $12.248      $11.131        $8.657      $10.565
Number of Accumulation Units
outstanding, end of period .............    1,350,475    1,357,365    1,377,747     1,320,920    1,179,488

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $10.533      $10.000
Accumulation Unit Value,
end of period ..........................      $11.267      $10.533
Number of Accumulation Units
outstanding, end of period .............      904,527      381,000

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                             2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.....................       $8.920       $8.746       $6.673        $9.676      $11.910
Accumulation Unit Value,
end of period...........................       $9.311       $8.920       $8.746        $6.673       $9.676
Number of Accumulation Units
outstanding, end of period..............    1,930,696    2,278,873    2,381,931     2,358,139    2,443,600

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.....................      $13.562      $10.000
Accumulation Unit Value,
end of period...........................      $11.910      $13.562
Number of Accumulation Units
outstanding, end of period..............    2,005,846      656,284

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.....................      $10.739      $10.321       $8.867        $9.847      $10.407
Accumulation Unit Value,
end of period...........................      $11.024      $10.739      $10.321        $8.867       $9.847
Number of Accumulation Units
outstanding, end of period..............      359,356      403,922      379,715       426,379      423,357

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period.....................      $10.980      $10.000
Accumulation Unit Value,
end of period...........................      $10.407      $10.980
Number of Accumulation Units
outstanding, end of period..............      317,542       94,897

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2005         2004         2003         2002          2001
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $16.877      $13.895       $9.410       $10.469      $11.348
Accumulation Unit Value,
end of period ..........................      $22.288      $16.877      $13.895        $9.410      $10.469
Number of Accumulation Units
outstanding, end of period .............      247,270      217,891      227,829       223,135      284,460

--------------------------------------------------------------------------------
VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                               2000       1999(A)
                                         ------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ....................      $18.922      $10.000
Accumulation Unit Value,
end of period ..........................      $11.348      $18.922
Number of Accumulation Units
outstanding, end of period .............      287,968       35,779

-------------
(a) For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2006
--------------------------------------------------------------------------------

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O  TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2006 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payment......................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-3
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-3
--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-3
--------------------------------------------------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................B-3
--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-3
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period.

         plus

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the Valuation Period.

         plus or minus

         A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period.

         plus or minus

         The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the contract administration charge. On an annual basis, the sum of such charges equals 1.35% of the daily net asset value of the Subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2005, 2004 and 2003 , the Company paid to HTK underwriting commissions of approximately $123,407, $80,123 and $100,745, respectively.

         The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     LIMITED
                                                                                     MONEY        MATURITY BOND          QUALITY
                                                                 TOTAL            MARKET FUND+        FUND+            BOND FUND+
                                                             ---------------      ------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares...........................................                         24,607,883        2,343,136           9,118,879
Cost.......................................................  $ 1,700,211,780      $ 24,607,883     $ 24,798,395      $   96,176,662

ASSETS:
Investments at market value................................  $ 1,843,682,562      $ 24,607,883     $ 24,017,142      $   92,830,189

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............           66,939               905              896               3,445
                                                             ---------------      ------------     ------------      --------------
NET ASSETS.................................................  $ 1,843,615,623      $ 24,606,978     $ 24,016,246      $   92,826,744
                                                             ===============      ============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                                     LIMITED
                                                                                     MONEY        MATURITY BOND          QUALITY
                                                                 TOTAL            MARKET FUND+        FUND+            BOND FUND+
                                                             ---------------      ------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends..................................................  $    27,306,103      $    704,696     $    949,882      $    3,891,426
EXPENSE:
Mortality and expense risk charges.........................       21,296,789           202,142          291,153           1,091,933
                                                             ---------------      ------------     ------------      --------------
Net investment income (loss)...............................        6,009,314           502,554          658,729           2,799,493
                                                             ---------------      ------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares.....       12,971,143                 -           (2,782)            220,780
Realized gains distributions...............................       84,134,941                 -                -           1,426,869
                                                             ---------------      ------------     ------------      --------------
Net realized gains (losses) from investment transactions...       97,106,084                 -           (2,782)          1,647,649

Net change in unrealized appreciation (depreciation)
     of investments........................................       (4,227,609)                -         (449,947)         (3,353,534)
                                                             ---------------      ------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..       92,878,475                 -         (452,729)         (1,705,885)
                                                             ---------------      ------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................  $    98,887,789      $    502,554     $    206,000      $    1,093,608
                                                             ===============      ============     ============      ==============

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T. Rowe Price Equity Series, Inc.
##### Investment in T. Rowe Price International Series, Inc.
*     Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   FLEXIBLY                            LARGE CAP
                                                               HIGH YIELD           MANAGED        GROWTH STOCK          VALUE
                                                               BOND FUND+            FUND+             FUND+             FUND+
                                                             ---------------     -------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares...........................................        7,334,814        29,125,640        4,068,146           7,099,216
Cost.......................................................  $    60,819,193     $ 616,794,661     $ 75,700,294      $  104,702,207

ASSETS:
Investments at market value................................  $    55,671,235     $ 745,325,134     $ 52,967,259      $  124,662,226

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............            2,022            27,165            1,873               4,434
                                                             ---------------     -------------     ------------      --------------
NET ASSETS.................................................  $    55,669,213     $ 745,297,969     $ 52,965,386      $  124,657,792
                                                             ===============     =============     ============      ==============


-----------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                   FLEXIBLY                            LARGE CAP
                                                               HIGH YIELD           MANAGED        GROWTH STOCK          VALUE
                                                               BOND FUND+            FUND+             FUND+             FUND+
                                                             ---------------     -------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends..................................................  $     3,909,420     $  10,724,033     $     57,012      $    1,423,265
EXPENSE:
Mortality and expense risk and administration charges......          675,975         8,394,548          627,521           1,554,801
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss)...............................        3,233,445         2,329,485         (570,509)           (131,536)
                                                             ---------------     -------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares.....         (980,504)       14,315,576       (5,063,385)          5,172,138
Realized gains distributions...............................                -        53,425,757                -           8,205,927
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...         (980,504)       67,741,333       (5,063,385)         13,378,065

Net change in unrealized appreciation (depreciation)
     of investments........................................       (1,222,484)      (25,972,189)       8,044,628         (11,239,428)
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..       (2,202,988)       41,769,144        2,981,243           2,138,637
                                                             ---------------     -------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................  $     1,030,457     $  44,098,629     $  2,410,734      $    2,007,101
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T. Rowe Price Equity Series, Inc.
##### Investment in T. Rowe Price International Series, Inc.
*     Formerly named Growth Equity Fund prior to 8/1/2004
**    Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                               LARGE CAP                             MID CAP            MID CAP
                                                                GROWTH            INDEX 500          GROWTH              VALUE
                                                                 FUND+              FUND+             FUND+              FUND+
                                                             ---------------     -------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................        1,688,480         9,676,668        4,812,645           4,857,093
Cost ......................................................  $    17,507,061     $  88,120,134     $ 36,633,295      $   59,785,446

ASSETS:
Investments at market value ...............................  $    18,218,696     $  83,025,808     $ 38,164,278      $   62,996,495

LIABILITIES:
Due to The Penn Mutual Life Insurance Company .............              681             3,011            1,393               2,285
                                                             ---------------     -------------     ------------      --------------
Net Assets ................................................  $    18,218,015     $  83,022,797     $ 38,162,885      $   62,994,210
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                               LARGE CAP                             MID CAP            MID CAP
                                                                GROWTH            INDEX 500          GROWTH              VALUE
                                                                 FUND+              FUND+             FUND+              FUND+
                                                             ---------------     -------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $        28,708     $   1,298,478     $         --      $      376,204
EXPENSE:
Mortality and expense risk charges ........................          209,820         1,026,546          437,030             694,184
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss) ..............................         (181,112)          271,932         (437,030)           (317,980)
                                                             ---------------     -------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....          355,106        (2,104,777)        (642,682)          1,773,564
Realized gains distributions ..............................          136,919                --               --           9,914,257
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...          492,025        (2,104,777)        (642,682)         11,687,821

Net change in unrealized appreciation (depreciation)
     of investments .......................................         (277,478)        4,347,896        4,827,109          (5,355,290)
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..          214,547         2,243,119        4,184,427           6,332,531
                                                             ---------------     -------------     ------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................  $        33,435     $   2,515,051     $  3,747,397      $    6,014,551
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc
**    Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth
      Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                               STRATEGIC          SMALL CAP         SMALL CAP
                                                                 VALUE             GROWTH             VALUE          INTERNATIONAL
                                                                 FUND+             FUND+**            FUND+           EQUITY FUND+
                                                             ---------------     -------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................        1,772,551         2,628,356        5,114,418           4,399,267
Cost ......................................................  $    20,859,703     $  64,461,834     $ 79,784,423      $   66,184,866

ASSETS:
Investments at market value ...............................  $    23,309,051     $  53,460,767     $ 83,723,028      $   91,988,671

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............              868             1,921            3,045               3,297
                                                             ---------------     -------------     ------------      --------------
NET ASSETS ................................................  $    23,308,183     $  53,458,846     $ 83,719,983      $   91,985,374
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                               STRATEGIC          SMALL CAP         SMALL CAP
                                                                 VALUE             GROWTH             VALUE          INTERNATIONAL
                                                                 FUND+             FUND+**            FUND+           EQUITY FUND+
                                                             ---------------     -------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $       104,370     $          --     $    326,422      $      332,628
EXPENSE:
Mortality and expense risk and administration charges .....          250,382           639,949        1,005,353             989,032
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss) ..............................         (146,012)         (639,949)        (678,931)           (656,404)
                                                             ---------------     -------------     ------------      --------------
Net Realized and Unrealized Gains (Losses) on
  Investments:
Realized gains (losses) from redemption of fund shares ....          902,236        (3,394,739)       2,108,924           2,898,193
Realized gains distributions ..............................        1,267,821                --        5,443,258                  --
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...        2,170,057        (3,394,739)       7,552,182           2,898,193

Net change in unrealized appreciation (depreciation)
  of investments ..........................................         (539,128)        6,413,059       (5,002,024)          9,681,087
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..        1,630,929         3,018,320        2,550,158          12,579,280
                                                             ---------------     -------------     ------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................  $     1,484,917     $   2,378,371     $  1,871,227      $   11,922,876
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc
*     Formerly named Growth Equity Fund prior to 8/1/2004
**    Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                 REIT              BALANCED        EQUITY INCOME         GROWTH
                                                                 FUND+            PORTFOLIO++      PORTFOLIO+++       PORTFOLIO+++
                                                             ---------------     -------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................        1,788,705         2,430,357        3,208,822           2,584,808
Cost ......................................................  $    24,480,292     $  34,914,536     $ 69,141,313      $   92,111,093

ASSETS:
Investments at market value ...............................  $    26,687,472     $  25,324,321     $ 81,792,866      $   87,108,057

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............              992               909            2,947               3,095
                                                             ---------------     -------------     ------------      --------------
NET ASSETS ................................................  $    26,686,480     $  25,323,412     $ 81,789,919      $   87,104,962
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 REIT              BALANCED        EQUITY INCOME         GROWTH
                                                                 FUND+            PORTFOLIO++      PORTFOLIO+++       PORTFOLIO+++
                                                             ---------------     -------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $       497,071     $     244,652     $  1,230,343      $      467,118
EXPENSE:
Mortality and expense risk charges ........................          270,416           315,438          969,845           1,113,179
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss) ..............................          226,655           (70,786)         260,498            (646,061)
                                                             ---------------     -------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....        1,231,241        (3,055,170)       1,505,590          (2,818,905)
Realized gains distributions ..............................        1,563,323                --        2,703,717                  --
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...        2,794,564        (3,055,170)       4,209,307          (2,818,905)

Net change in unrealized appreciation (depreciation)
  of investments ..........................................         (446,685)        4,991,096         (878,435)          6,988,964
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..        2,347,879         1,935,926        3,330,872           4,170,059
                                                             ---------------     -------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ........................................   $     2,574,534     $   1,865,140     $  3,591,370      $    3,523,998
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  EMERGING
                                                                                MARKETS EQUITY     V.I. CAPITAL          HIGH
                                                              ASSET MANAGER        (INT'L)         APPRECIATION       INCOME BOND
                                                              PORTFOLIO+++      PORTFOLIO++++         FUND#            FUND II##
                                                             ---------------    --------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................        1,141,223         1,723,943            3,174              66,818
Cost ......................................................  $    17,630,577     $  19,773,185     $     71,628      $      508,160

ASSETS:
Investments at market value ...............................  $    17,163,992     $  25,393,683     $     78,339      $      517,168

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............              617               921                3                  22
                                                             ---------------     -------------     ------------      --------------
NET ASSETS ................................................  $    17,163,375     $  25,392,762     $     78,336      $      517,146
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                  EMERGING
                                                                                MARKETS EQUITY     V.I. CAPITAL          HIGH
                                                              ASSET MANAGER        (INT'L)         APPRECIATION       INCOME BOND
                                                              PORTFOLIO+++      PORTFOLIO++++         FUND#            FUND II##
                                                             ---------------    --------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $       480,506     $      70,115     $         48      $       96,452
EXPENSE:
Mortality and expense risk and administration charges .....          218,326           231,180            1,185              13,172
                                                             ---------------    --------------     ------------      --------------
Net investment income (loss) ..............................          262,180          (161,065)          (1,137)             83,280
                                                             ---------------    --------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....         (296,428)          721,737            6,732              20,004
Realized gains distributions ..............................            6,160                --               --                  --
                                                             ---------------    --------------     ------------      --------------
Net realized gains (losses) from investment transactions...         (290,268)          721,737            6,732              20,004

Net change in unrealized appreciation (depreciation)
  of investments ..........................................          479,227         4,986,983           (3,362)            (83,572)
                                                             ---------------    --------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..          188,959         5,708,720            3,370             (63,568)
                                                             ---------------    --------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................  $       451,139     $   5,547,655     $      2,233      $       19,712
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc
*     Formerly named Growth Equity Fund prior to 8/1/2004
**    Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                FINANCIAL
                                                                SERVICES          HEALTH CARE        MEKROS              NOVA
                                                                FUND###             FUND###          FUND###            FUND###
                                                             ---------------     -------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................            2,530             1,193           30,052              19,802
Cost ......................................................  $        73,905     $      32,360     $  1,036,647      $      169,316


Investments at market value ...............................  $        73,625     $      33,605     $  1,025,988      $      169,509

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............                3                 1               41                   7
                                                             ---------------     -------------     ------------      --------------
NET ASSETS ................................................  $        73,622     $      33,604     $  1,025,947      $      169,502
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                FINANCIAL
                                                                SERVICES          HEALTH CARE        MEKROS              NOVA
                                                                FUND###             FUND###          FUND###            FUND###
                                                             ---------------     -------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $           652     $          --     $      3,953      $        1,044
EXPENSE:
Mortality and expense risk charges ........................            1,100               894            6,728               3,506
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss) ..............................             (448)             (894)          (2,775)             (2,462)
                                                             ---------------     -------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....            4,715             7,740           47,020               9,706
Realized gains distributions ..............................            5,269                --               --                  --
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...            9,984             7,740           47,020               9,706

Net change in unrealized appreciation (depreciation)
  of investments ..........................................           (7,143)           (1,362)         (82,713)             (6,734)
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..            2,841             6,378          (35,693)              2,972
                                                             ---------------     -------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................  $         2,393     $       5,484     $    (38,468)     $          510
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     US. GOVERNMENT
                                                                   OTC             TECHNOLOGY          URSA               BOND
                                                                FUND###             FUND###          FUND###            FUND###
                                                             ---------------     -------------     ------------      --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................            6,057             1,963                               84,772
Cost ......................................................  $        85,189     $      27,026     $         --      $    1,034,153

ASSETS:
Investments at market value ...............................  $        88,133     $      27,326     $         --      $    1,049,473

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............                3                 1               --                  45
                                                             ---------------     -------------     ------------      --------------
NET ASSETS ................................................  $        88,130     $      27,325     $         --      $    1,049,428
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     US. GOVERNMENT
                                                                   OTC             TECHNOLOGY          URSA               BOND
                                                                FUND###             FUND###          FUND###            FUND###
                                                             ---------------     -------------     ------------      --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $            --     $          --     $         --      $       34,399
EXPENSE:
Mortality and expense risk and administration charges .....            2,782             1,274                2              14,189
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss) ..............................           (2,782)           (1,274)              (2)             20,210
                                                             ---------------     -------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           (1,534)            2,830             (685)            (12,755)
Realized gains distributions ..............................               --                --               --                  --
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...           (1,534)            2,830             (685)            (12,755)

Net change in unrealized appreciation (depreciation)
  of investments ..........................................          (31,316)          (10,829)              --              13,723
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..          (32,850)           (7,999)            (685)                968
                                                             ---------------     -------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................  $       (35,632)    $      (9,273)    $       (687)     $       21,178
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc
*     Formerly named Growth Equity Fund prior to 8/1/2004
**    Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                             U.S. GOVERNMENT                                         INTERNATIONAL
                                                              MONEY MARKET         UTILITIES       EQUITY INCOME         STOCK
                                                                FUND###             FUND###       PORTFOLIO II###    PORTFOLIO#####
                                                             ---------------     -------------    ---------------    --------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................        1,430,882             3,233           27,333               6,126
Cost ......................................................  $     1,430,881     $      62,565     $    605,521      $       87,376

ASSETS:
Investments at market value ...............................  $     1,430,881     $      61,709     $    594,758      $       93,795

LIABILITIES:
Due to The Penn Mutual Life Insurance Company..............               61                 2               24                   4
                                                             ---------------     -------------    -------------      --------------
NET ASSETS ................................................  $     1,430,820     $      61,707     $    594,734      $       93,791
                                                             ===============     =============     ============      ==============


------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             U.S. GOVERNMENT                                         INTERNATIONAL
                                                              MONEY MARKET         UTILITIES       EQUITY INCOME         STOCK
                                                                FUND###             FUND###       PORTFOLIO II###    PORTFOLIO#####
                                                             ---------------     -------------    ---------------    --------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................  $        38,848     $         739     $     12,151      $        1,468
EXPENSE:
Mortality and expense risk charges ........................           27,699             1,668           13,369                 468
                                                             ---------------     -------------     ------------      --------------
Net investment income (loss) ..............................           11,149              (929)          (1,218)              1,000
                                                             ---------------     -------------     ------------      --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....               --            20,944           18,812               1,901
Realized gains distributions ..............................               --                --           35,345                 319
                                                             ---------------     -------------     ------------      --------------
Net realized gains (losses) from investment transactions...               --            20,944           54,157               2,220

Net change in unrealized appreciation (depreciation)
  of investments ..........................................               --            (5,669)         (36,346)              4,287
                                                             ---------------     -------------     ------------      --------------
Net realized and unrealized gains (losses) on investments..               --            15,275           17,811               6,507
                                                             ---------------     -------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................  $        11,149     $      14,346     $     16,593      $        7,507
                                                             ===============     =============     ============      ==============

+     Investment in Penn Series Funds, Inc , an affiliate of Separate Account
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in Fidelity Investments' Variable Insurance Products Funds I
      and II
++++  Investment in Van Kampen's The Universal Institutional Funds, Inc
#     Investment in AIM Variable Insurance Funds
##    Investment in Federated Insurance Series
###   Investment in Rydex Variable Trust
####  Investment in T Rowe Price Equity Series, Inc
##### Investment in T Rowe Price International Series, Inc

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2005 AND 2004

                                                                   TOTAL                                MONEY MARKET FUND+
                                                 -------------------------------------------  -------------------------------------
                                                       2005                    2004                 2005               2004
                                                 -------------------   ---------------------  ------------------ ------------------
OPERATIONS:
     Net investment income (loss) ...............       $ 6,009,314             $ 7,232,381           $ 502,554         $ (149,704)
     Net realized gains (losses) from
          investment transactions ...............        97,106,084              65,877,854
     Net change in unrealized appreciation                                                                    -                  -
          (depreciation) of investments .........        (4,227,609)            110,234,290                   -                  -
                                                 -------------------   ---------------------  ------------------ ------------------
Net increase (decrease) in net assets
          resulting from operations .............        98,887,789             183,344,525             502,554           (149,704)
                                                 -------------------   ---------------------  ------------------ ------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................       224,098,511             188,459,060           6,588,957         10,812,841
     Surrender benefits .........................      (145,643,706)           (136,216,908)         (3,703,270)        (6,852,707)
     Net transfers ..............................        49,020,201              38,607,216          (3,049,664)        (8,715,229)
     Considerations for supplementary
           contracts with life contingency ......                 -                       -                                      -
     Payments for supplementary contracts
           with life contingency ................           (81,996)                (58,137)             (1,675)            (1,719)
     Contract administration charges ............        (2,450,505)             (2,017,191)            (39,479)           (57,386)
     Annuity benefits ...........................       (32,545,767)            (36,521,158)           (949,733)          (791,690)
                                                 -------------------   ---------------------  ------------------ ------------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .        92,396,738              52,252,882          (1,154,864)        (5,605,890)
                                                 -------------------   ---------------------  ------------------ ------------------
     Total increase (decrease)  in net assets ...       191,284,527             235,597,407            (652,310)        (5,755,594)
NET ASSETS:
  Beginning of year .............................     1,652,331,096           1,416,733,689          25,259,288         31,014,882
                                                 -------------------   ---------------------  ------------------ ------------------
   END OF YEAR ..................................   $ 1,843,615,623         $ 1,652,331,096        $ 24,606,978       $ 25,259,288
                                                 ===================   =====================  ================== ==================

                                                            QUALITY BOND FUND+                         HIGH YIELD BOND FUND+
                                                 -------------------------------------------  -------------------------------------
                                                       2005                    2004                 2005               2004
                                                 -------------------   ---------------------  ------------------ ------------------
OPERATIONS:
     Net investment income (loss) ...............       $ 2,799,493             $ 2,429,638         $ 3,233,445        $ 3,244,596
     Net realized gains (losses) from
          investment transactions ...............         1,647,649                 265,341            (980,504)        (1,442,371)
     Net change in unrealized appreciation
          (depreciation) of investments .........        (3,353,534)               (116,471)         (1,222,484)         2,945,888
                                                 -------------------   ---------------------  ------------------ ------------------
Net increase (decrease) in net assets
          resulting from operations .............         1,093,608               2,578,508           1,030,457          4,748,113
                                                 -------------------   ---------------------  ------------------ ------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................        13,212,330              11,640,779           6,206,685          5,799,280
     Surrender benefits .........................        (7,871,023)             (6,321,808)         (4,684,454)        (4,265,605)
     Net transfers ..............................         5,675,547              (2,963,510)          1,187,646         (1,032,464)
     Considerations for supplementary
           contracts with life contingency ......                 -                       -                   -                  -
     Payments for supplementary contracts
           with life contingency ................            (1,481)                 (1,519)                  -                  -
     Contract administration charges ............          (143,890)               (126,993)            (76,256)           (64,947)
     Annuity benefits ...........................        (2,999,414)             (2,425,419)         (1,525,237)        (2,566,742)
                                                 -------------------   ---------------------  ------------------ ------------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ...........         7,872,069                (198,470)          1,108,384         (2,130,478)
                                                 -------------------   ---------------------  ------------------ ------------------
     Total increase (decrease)  in net assets ...         8,965,677               2,380,038           2,138,841          2,617,635
NET ASSETS:
  Beginning of year .............................        83,861,067              81,481,029          53,530,372         50,912,737
                                                 -------------------   ---------------------  ------------------ ------------------
  END OF YEAR ...................................      $ 92,826,744            $ 83,861,067        $ 55,669,213       $ 53,530,372
                                                 ===================   =====================  ================== ==================

                                                            LIMITED MATURITY
                                                               BOND FUND+
                                                 -----------------------------------------
                                                        2005                 2004
                                                 -------------------- --------------------
OPERATIONS:
     Net investment income (loss) ...............          $ 658,729            $ 505,656
     Net realized gains (losses) from
          investment transactions ...............             (2,782)             108,146
     Net change in unrealized appreciation
          (depreciation) of investments .........           (449,947)            (368,531)
                                                 -------------------- --------------------
Net increase (decrease) in net assets
          resulting from operations .............            206,000              245,271
                                                 -------------------- --------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................          2,278,973            3,225,692
     Surrender benefits .........................         (1,727,179)          (1,365,289)
     Net transfers ..............................            410,387           (2,062,975)
     Considerations for supplementary
           contracts with life contingency ......                  -                    -
     Payments for supplementary contracts
           with life contingency ................                  -                    -
     Contract administration charges ............            (42,853)             (41,297)
     Annuity benefits ...........................           (624,138)          (1,249,483)
                                                 -------------------- --------------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .            295,190           (1,493,352)
                                                 -------------------- --------------------
     Total increase (decrease)  in net assets ...            501,190           (1,248,081)
NET ASSETS:
  Beginning of year .............................         23,515,056           24,763,137
                                                 -------------------- --------------------
   END OF YEAR ..................................       $ 24,016,246         $ 23,515,056
                                                 ==================== ====================

                                                            FLEXIBLY MANAGED FUND+
                                                 -----------------------------------------
                                                        2005                 2004
                                                 -------------------- --------------------
OPERATIONS:
     Net investment income (loss) ...............        $ 2,329,485          $ 4,113,402
     Net realized gains (losses) from
          investment transactions ...............         67,741,333           45,061,184
     Net change in unrealized appreciation
          (depreciation) of investments .........        (25,972,189)          35,559,174
                                                 -------------------- --------------------
Net increase (decrease) in net assets
          resulting from operations .............         44,098,629           84,733,760
                                                 -------------------- --------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................        114,930,922           80,265,729
     Surrender benefits .........................        (43,271,756)         (35,175,118)
     Net transfers ..............................         40,257,273           49,352,525
     Considerations for supplementary
           contracts with life contingency ......                 -
     Payments for supplementary contracts
           with life contingency ................            (52,449)             (44,066)
     Contract administration charges ............           (895,745)            (609,924)
     Annuity benefits ...........................        (12,914,641)         (11,204,554)
                                                 -------------------- --------------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ...........         98,053,604           82,584,592
                                                 -------------------- --------------------
     Total increase (decrease)  in net assets ...        142,152,233          167,318,352
NET ASSETS:
  Beginning of year .............................        603,145,736          435,827,384
                                                 -------------------- --------------------
  END OF YEAR ...................................      $ 745,297,969        $ 603,145,736
                                                 ==================== ====================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
++          Investment in AIM Variable Insurance Funds
++++        Investment in Federated Insurance Series
++++++      Investment in Rydex Variable Trust
++++++++    Investment in T. Rowe Price Equity Series, Inc.
++++++++++  Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2005 AND 2004


                                                       GROWTH STOCK FUND+*                           LARGE CAP VALUE FUND+
                                           -----------------------------------------  --------------------------------------------
                                                  2005                 2004                   2005                   2004
                                           -------------------- --------------------  ----------------------  --------------------
OPERATIONS:
     Net investment income (loss) .........         $ (570,509)          $ (408,644)             $ (131,536)            $ 205,952
     Net realized gains (losses) from
          investment transactions .........         (5,063,385)          (8,311,484)             13,378,065            13,173,365
     Net change in unrealized appreciation
          (depreciation) of investments ...          8,044,628           13,830,591             (11,239,428)              346,757
                                           -------------------- --------------------  ----------------------  --------------------
Net increase (decrease) in net assets
          resulting from operations .......          2,410,734            5,110,463               2,007,101            13,726,074
                                           -------------------- --------------------  ----------------------  --------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................          4,702,569            2,702,597               8,168,188             7,291,949
     Surrender benefits ...................         (5,957,859)          (6,197,704)            (12,989,003)          (11,950,298)
     Net transfers ........................          1,981,235           (3,329,748)               (507,012)           (1,876,397)
     Considerations for supplementary
          contracts with life contingency .                  -                    -                       -                     -
     Payments for supplementary contracts
          with life contigency ............                  -                    -                  (4,917)                    -
     Contract administration charges ......            (73,346)             (70,795)               (152,405)             (136,548)
     Annuity benefits .....................           (693,420)            (811,221)             (1,934,012)           (1,837,252)
                                           -------------------- --------------------  ----------------------  --------------------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities ...........................            (40,821)          (7,706,871)             (7,419,161)           (8,508,546)
                                           -------------------- --------------------  ----------------------  --------------------
     Total increase (decrease)
          in net assets ...................          2,369,913           (2,596,408)             (5,412,060)            5,217,528
NET ASSETS:
  Beginning of year .......................         50,595,473           53,191,881             130,069,852           124,852,324
                                           -------------------- --------------------  ----------------------  --------------------
   END OF YEAR ............................       $ 52,965,386         $ 50,595,473           $ 124,657,792         $ 130,069,852
                                           ==================== ====================  ======================  ====================

                                                            INDEX 500                                      MID CAP
                                                              FUND+                                     GROWTH FUND+
                                           -----------------------------------------  --------------------------------------------
                                                  2005                 2004                   2005                   2004
                                           -------------------- --------------------  ----------------------  --------------------
OPERATIONS:
     Net investment income (loss) .........          $ 271,932            $ 363,681              $ (437,030)           $ (412,473)
     Net realized gains (losses) from
          investment transactions .........         (2,104,777)          (2,509,569)               (642,682)           (2,355,259)
     Net change in unrealized appreciation
          (depreciation) of investments ...          4,347,896            9,507,561               4,827,109             5,865,603
                                           -------------------- --------------------  ----------------------  --------------------
Net increase (decrease) in net assets
          resulting from operations .......          2,515,051            7,361,673               3,747,397             3,097,871
                                           -------------------- --------------------  ----------------------  --------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................          6,828,799            8,752,158               2,671,238             3,785,122
     Surrender benefits ...................         (8,978,158)          (7,406,301)             (3,352,825)           (3,430,356)
     Net transfers ........................         (2,605,362)                (767)                670,528              (195,463)
     Considerations for supplementary
          contracts with life contingency..                  -                    -                       -                     -
     Payments for supplementary contracts
          with life contingency............             (2,984)              (2,952)                      -                     -
     Contract administration charges ......           (137,668)            (131,865)                (57,862)              (51,882)
     Annuity benefits .....................         (1,597,019)          (1,359,167)               (446,159)             (562,442)
                                           -------------------- --------------------  ----------------------  --------------------
Net increase (decrease) in net assets
          resulting from variable
          annuity activities ..............         (6,492,392)            (148,894)               (515,080)             (455,021)
                                           -------------------- --------------------  ----------------------  --------------------
     Total increase (decrease)
          in net assets ...................         (3,977,341)           7,212,779               3,232,317             2,642,850
NET ASSETS:
  Beginning of year .......................         87,000,138           79,787,359              34,930,568            32,287,718
                                           -------------------- --------------------  ----------------------  --------------------
  END OF YEAR .............................       $ 83,022,797         $ 87,000,138            $ 38,162,885          $ 34,930,568
                                           ==================== ====================  ======================  ====================

                                                           LARGE CAP GROWTH
                                                                  FUND+
                                             -----------------------------------------
                                                    2005                  2004
                                             --------------------   ------------------
OPERATIONS:
     Net investment income (loss) .........           $ (181,112)           $ (83,482)
     Net realized gains (losses) from
          investment transactions .........              492,025            1,174,609
     Net change in unrealized appreciation
          (depreciation) of investments ...             (277,478)             (49,661)
                                             --------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations .......               33,435            1,041,466
                                             --------------------   ------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................            2,365,082            3,804,664
     Surrender benefits ...................           (1,058,925)            (778,535)
     Net transfers ........................              593,682            3,908,294
     Considerations for supplementary
          contracts with life contingency .                    -                    -
     Payments for supplementary contracts
          with life contigency ............                    -                    -
     Contract administration charges ......              (28,767)             (21,136)
     Annuity benefits .....................             (230,450)            (359,990)
                                             --------------------   ------------------
Net increase (decrease) in net assets
     resulting from variable annuity
     activities ...........................            1,640,622            6,553,297
                                             --------------------   ------------------
     Total increase (decrease)
          in net assets ...................            1,674,057            7,594,763
NET ASSETS:
  Beginning of year .......................           16,543,958            8,949,195
                                             --------------------   ------------------
   END OF YEAR ............................         $ 18,218,015         $ 16,543,958
                                             ====================   ==================

                                                                 MID CAP
                                                               VALUE FUND+
                                             -----------------------------------------
                                                    2005                  2004
                                             --------------------   ------------------
OPERATIONS:
     Net investment income (loss) .........           $ (317,980)          $ (381,816)
     Net realized gains (losses) from
          investment transactions .........           11,687,821            9,265,472
     Net change in unrealized appreciation
          (depreciation) of investments ...           (5,355,290)             410,279
                                             --------------------   ------------------
Net increase (decrease) in net assets
          resulting from operations .......            6,014,551            9,293,935
                                             --------------------   ------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................            7,562,365            4,336,447
     Surrender benefits ...................           (5,827,562)          (4,052,987)
     Net transfers ........................            4,419,600            2,707,133
     Considerations for supplementary
          contracts with life contingency..                                         -
     Payments for supplementary contracts
          with life contingency............                                         -
     Contract administration charges ......              (77,655)             (58,196)
     Annuity benefits .....................             (530,297)          (2,174,466)
                                             --------------------   ------------------
Net increase (decrease) in net assets
          resulting from variable
          annuity activities ..............            5,546,451              757,931
                                             --------------------   ------------------
     Total increase (decrease)
          in net assets ...................           11,561,002           10,051,866
NET ASSETS:
  Beginning of year .......................           51,433,208           41,381,342
                                             --------------------   ------------------
  END OF YEAR .............................         $ 62,994,210         $ 51,433,208
                                             ====================   ==================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
++          Investment in AIM Variable Insurance Funds
++++        Investment in Federated Insurance Series
++++++      Investment in Rydex Variable Trust
++++++++    Investment in T. Rowe Price Equity Series, Inc.
++++++++++  Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2005 AND 2004

                                                             STRATEGIC VALUE
                                                                  FUND+                          SMALL CAP GROWTH FUND+**
                                                 ---------------------------------------- -----------------------------------------
                                                        2005                 2004              2005                   2004
                                                 -------------------   ------------------ ------------------   --------------------
OPERATIONS:
     Net investment income (loss) ...............        $ (146,012)           $ (80,198)        $ (639,949)            $ (677,243)
     Net realized gains (losses) from
          investment transactions ...............         2,170,057              702,267         (3,394,739)            (4,340,610)
     Net change in unrealized appreciation
          (depreciation) of investments .........          (539,128)           1,939,727          6,413,059              9,092,113
                                                 -------------------   ------------------ ------------------   --------------------
Net increase (decrease) in net assets
          resulting from operations .............         1,484,917            2,561,796          2,378,371              4,074,260
                                                 -------------------   ------------------ ------------------   --------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................         3,582,320            3,341,109          4,492,855              4,749,320
     Surrender benefits .........................          (962,811)            (593,830)        (5,288,767)            (5,922,641)
     Net transfers ..............................         3,170,379            4,261,972         (2,537,076)            (1,201,711)
     Considerations for supplementary
          contracts with life contingency .......                 -                    -                  -                      -
     Payments for supplementary contracts
          with life contingency .................                 -                    -                  -                      -
     Contract administration charges ............           (33,265)             (18,033)           (82,463)               (82,255)
     Annuity benefits ...........................          (442,344)            (253,748)          (673,798)              (546,114)
                                                 -------------------   ------------------ ------------------   --------------------
Net increase (decrease) in net assets
     resulting from variable annuity activities..         5,314,279            6,737,470         (4,089,249)            (3,003,401)
                                                 -------------------   ------------------ ------------------   --------------------
      Total increase (decrease)  in net assets ..         6,799,196            9,299,266         (1,710,878)             1,070,859
NET ASSETS:
  Beginning of year .............................        16,508,987            7,209,721         55,169,724             54,098,865
                                                 -------------------   ------------------ ------------------   --------------------
   END OF YEAR ..................................      $ 23,308,183         $ 16,508,987       $ 53,458,846           $ 55,169,724
                                                 ===================   ================== ==================   ====================

                                                                                                           REIT
                                                       INTERNATIONAL EQUITY FUND+                         FUND+
                                                 ---------------------------------------- -----------------------------------------
                                                        2005                 2004              2005                   2004
                                                 -------------------   ------------------ ------------------   --------------------
OPERATIONS:
     Net investment income (loss) ...............        $ (656,404)          $ (375,404)         $ 226,655              $ 317,355
     Net realized gains (losses) from
          investment transactions ...............         2,898,193            1,129,656          2,794,564              1,701,089
     Net change in unrealized appreciation
          (depreciation) of investments .........         9,681,087           15,870,089           (446,685)             1,762,402
                                                 -------------------   ------------------ ------------------   --------------------
Net increase (decrease) in net assets
          resulting from operations .............        11,922,876           16,624,341          2,574,534              3,780,846
                                                 -------------------   ------------------ ------------------   --------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................        10,274,310            5,570,214          4,946,725              3,518,326
     Surrender benefits .........................        (8,772,375)          (6,256,508)        (1,225,774)            (1,003,374)
     Net transfers ..............................         6,025,841            1,620,612          2,785,682              3,664,748
     Considerations for supplementary
          contracts with life contingency .......                 -                    -                  -                      -
     Payments for supplementary contracts
          with life contingency .................                 -                    -             (2,999)                (2,498)
     Contract administration charges ............           (98,588)             (70,536)           (34,325)               (17,975)
     Annuity benefits ...........................        (1,262,555)          (1,011,867)          (562,374)              (209,764)
                                                 -------------------   ------------------ ------------------   --------------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ...........         6,166,633             (148,085)         5,906,935              5,949,463
                                                 -------------------   ------------------ ------------------   --------------------
     Total increase (decrease)  in net assets ...        18,089,509           16,476,256          8,481,469              9,730,309
NET ASSETS:
  Beginning of year .............................        73,895,865           57,419,609         18,205,011              8,474,702
                                                 -------------------   ------------------ ------------------   --------------------
  END OF YEAR ...................................      $ 91,985,374         $ 73,895,865       $ 26,686,480           $ 18,205,011
                                                 ===================   ================== ==================   ====================

                                                                  SMALL CAP
                                                                 VALUE FUND+
                                                  ----------------------------------------
                                                         2005                 2004
                                                  -------------------  -------------------
OPERATIONS:
     Net investment income (loss) ...............         $ (678,931)          $ (935,684)
     Net realized gains (losses) from
          investment transactions ...............          7,552,182           19,079,824
     Net change in unrealized appreciation
          (depreciation) of investments .........         (5,002,024)          (8,340,275)
                                                  -------------------  -------------------
Net increase (decrease) in net assets
          resulting from operations .............          1,871,227            9,803,865
                                                  -------------------  -------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................          9,072,108            8,953,451
     Surrender benefits .........................         (7,013,446)          (7,255,577)
     Net transfers ..............................         (2,382,513)           1,616,335
     Considerations for supplementary
          contracts with life contingency .......                  -                    -
     Payments for supplementary contracts
          with life contingency .................             (6,845)              (1,845)
     Contract administration charges ............           (124,429)            (110,461)
     Annuity benefits ...........................         (1,377,354)          (1,455,460)
                                                  -------------------  -------------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .         (1,832,479)           1,746,443
                                                  -------------------  -------------------
      Total increase (decrease)  in net assets ..             38,748           11,550,308
NET ASSETS:
  Beginning of year .............................         83,681,235           72,130,927
                                                  -------------------  -------------------
   END OF YEAR ..................................       $ 83,719,983         $ 83,681,235
                                                  ===================  ===================

                                                                   BALANCED
                                                                 PORTFOLIO++
                                                  ----------------------------------------
                                                         2005                 2004
                                                  ----------------------------------------
OPERATIONS:
     Net investment income (loss) ...............          $ (70,786)            $ (7,880)
     Net realized gains (losses) from
          investment transactions ...............         (3,055,170)          (4,921,908)
     Net change in unrealized appreciation
          (depreciation) of investments .........          4,991,096            7,007,003
                                                  -------------------  -------------------
Net increase (decrease) in net assets
          resulting from operations .............          1,865,140            2,077,215
                                                  -------------------  -------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................          1,285,317            1,650,787
     Surrender benefits .........................         (2,330,553)          (2,534,734)
     Net transfers ..............................         (1,584,837)          (1,295,134)
     Considerations for supplementary
          contracts with life contingency .......                  -                    -
     Payments for supplementary contracts
          with life contingency .................                  -                    -
     Contract administration charges ............            (40,056)             (40,255)
     Annuity benefits ...........................           (575,180)          (1,669,915)
                                                  -------------------  -------------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ...........         (3,245,309)          (3,889,251)
                                                  -------------------  -------------------
     Total increase (decrease)  in net assets ...         (1,380,169)          (1,812,036)
NET ASSETS:
  Beginning of year .............................         26,703,581           28,515,617
                                                  -------------------  -------------------
  END OF YEAR ...................................       $ 25,323,412         $ 26,703,581
                                                  ===================  ===================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
++          Investment in AIM Variable Insurance Funds
++++        Investment in Federated Insurance Series
++++++      Investment in Rydex Variable Trust
++++++++    Investment in T. Rowe Price Equity Series, Inc.
++++++++++  Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2005 AND 2004

                                                             EQUITY INCOME                               GROWTH
                                                             PORTFOLIO+++                            PORTFOLIO+++
                                                --------------------------------------- ----------------------------------------
                                                       2005                2004                2005                 2004
                                                ------------------- ------------------- -------------------- -------------------
OPERATIONS:
     Net investment income (loss) ..............         $ 260,498           $ 214,917           $ (646,061)       $ (1,017,883)
     Net realized gains (losses) from
          investment transactions ..............         4,209,307           1,953,272           (2,818,905)         (2,948,323)
     Net change in unrealized appreciation
          (depreciation) of investments ........          (878,435)          5,153,596            6,988,964           5,675,059
                                                ------------------- ------------------- -------------------- -------------------
Net increase (decrease) in net assets
          resulting from operations ............         3,591,370           7,321,785            3,523,998           1,708,853
                                                ------------------- ------------------- -------------------- -------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................         7,298,655           6,386,481            4,058,014           8,058,471
     Surrender benefits ........................        (6,325,972)         (6,312,902)          (9,017,314)        (10,235,569)
     Net transfers .............................           779,603             (79,102)          (9,225,192)         (5,312,300)
     Considerations for supplementary
          contracts with life contingency ......                 -                   -                    -                   -
     Payments for supplementary contracts
          with life contingency ................            (8,646)             (3,538)                   -                   -
     Contract administration charges ...........          (107,691)            (95,520)            (136,717)           (145,519)
     Annuity benefits ..........................        (1,254,556)         (2,709,640)          (1,113,365)         (2,321,216)
                                                ------------------- ------------------- -------------------- -------------------
Net increase (decrease) in net assets
     resulting from variable annuity activities            381,393          (2,814,221)         (15,434,574)         (9,956,133)
                                                ------------------- ------------------- -------------------- -------------------
      Total increase (decrease)  in net assets .         3,972,763           4,507,564          (11,910,576)         (8,247,280)
NET ASSETS:
  Beginning of year ............................        77,817,156          73,309,592           99,015,538         107,262,818
                                                ------------------- ------------------- -------------------- -------------------
   END OF YEAR .................................      $ 81,789,919        $ 77,817,156         $ 87,104,962        $ 99,015,538
                                                =================== =================== ==================== ===================

                                                           EMERGING MARKETS                  V.I. CAPITAL APPRECIATION
                                                        (INT'L) PORTFOLIO++++                           FUND ++
                                                --------------------------------------- ----------------------------------------
                                                       2005                2004                2005                 2004
                                                ------------------- ------------------- -------------------- -------------------
OPERATIONS:
     Net investment income (loss) ..............        $ (161,065)          $ (77,139)            $ (1,137)           $ (1,782)
     Net realized gains (losses) from
          investment transactions ..............           721,737            (650,309)               6,732              (4,926)
     Net change in unrealized appreciation
          (depreciation) of investments ........         4,986,983           3,200,146               (3,362)             (4,292)
                                                ------------------- ------------------- -------------------- -------------------
Net increase (decrease) in net assets
          resulting from operations ............         5,547,655           2,472,698                2,233             (11,000)
                                                ------------------- ------------------- -------------------- -------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................         2,566,840           1,550,172                    -              12,400
     Surrender benefits ........................        (1,722,758)         (1,461,225)              (6,233)           (111,473)
     Net transfers .............................         4,127,025             228,517              (44,754)            131,050
     Considerations for supplementary
          contracts with life contingency ......                 -                   -                    -                   -
     Payments for supplementary contracts
          with life contingency ................                 -                   -                    -                   -
     Contract administration charges ...........           (26,758)            (18,834)                (221)               (419)
     Annuity benefits ..........................          (331,074)           (127,070)              (4,652)           (163,385)
                                                ------------------- ------------------- -------------------- -------------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ..........         4,613,275             171,560              (55,860)           (131,827)
                                                ------------------- ------------------- -------------------- -------------------
     Total increase (decrease)  in net assets ..        10,160,930           2,644,258              (53,627)           (142,827)
NET ASSETS:
  Beginning of year ............................        15,231,832          12,587,574              131,963             274,790
                                                ------------------- ------------------- -------------------- -------------------
  END OF YEAR ..................................      $ 25,392,762        $ 15,231,832             $ 78,336           $ 131,963
                                                =================== =================== ==================== ===================

                                                              ASSET MANAGER
                                                              PORTFOLIO+++
                                                 --------------------------------------
                                                       2005                2004
                                                 ------------------ -------------------
OPERATIONS:
     Net investment income (loss) ..............         $ 262,180           $ 267,799
     Net realized gains (losses) from
          investment transactions ..............          (290,268)           (382,908)
     Net change in unrealized appreciation
          (depreciation) of investments ........           479,227             871,831
                                                 ------------------ -------------------
Net increase (decrease) in net assets
          resulting from operations ............           451,139             756,722
                                                 ------------------ -------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................           940,709           1,578,964
     Surrender benefits ........................        (1,212,893)         (1,355,133)
     Net transfers .............................        (1,091,963)           (404,753)
     Considerations for supplementary
          contracts with life contingency ......                 -                   -
     Payments for supplementary contracts
          with life contingency ................                 -                   -
     Contract administration charges ...........           (26,094)            (25,404)
     Annuity benefits ..........................          (383,302)           (398,703)
                                                 ------------------ -------------------
Net increase (decrease) in net assets
     resulting from variable annuity activities         (1,773,543)           (605,029)
                                                 ------------------ -------------------
      Total increase (decrease)  in net assets .        (1,322,404)            151,693
NET ASSETS:
  Beginning of year ............................        18,485,779          18,334,086
                                                 ------------------ -------------------
   END OF YEAR .................................      $ 17,163,375        $ 18,485,779
                                                 ================== ===================

                                                            HIGH INCOME BOND
                                                               FUND II ++++
                                                 --------------------------------------
                                                       2005                2004
                                                 ------------------ -------------------
OPERATIONS:
     Net investment income (loss) ..............          $ 83,280           $ 131,280
     Net realized gains (losses) from
          investment transactions ..............            20,004              65,255
     Net change in unrealized appreciation
          (depreciation) of investments ........           (83,572)            (28,490)
                                                 ------------------ -------------------
Net increase (decrease) in net assets
          resulting from operations ............            19,712             168,045
                                                 ------------------ -------------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments .........................            30,525             284,057
     Surrender benefits ........................          (388,989)           (725,376)
     Net transfers .............................        (1,495,296)          1,101,000
     Considerations for supplementary
          contracts with life contingency ......                 -                   -
     Payments for supplementary contracts
          with life contingency ................                 -                   -
     Contract administration charges ...........            (2,382)             (3,809)
     Annuity benefits ..........................           (16,790)            (15,053)
                                                 ------------------ -------------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ..........        (1,872,932)            640,819
                                                 ------------------ -------------------
     Total increase (decrease)  in net assets ..        (1,853,220)            808,864
NET ASSETS:
  Beginning of year ............................         2,370,366           1,561,502
                                                 ------------------ -------------------
  END OF YEAR ..................................         $ 517,146         $ 2,370,366
                                                 ================== ===================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
++          Investment in AIM Variable Insurance Funds
++++        Investment in Federated Insurance Series
++++++      Investment in Rydex Variable Trust
++++++++    Investment in T. Rowe Price Equity Series, Inc.
++++++++++  Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2005 AND 2004

                                                       FINANCIAL SERVICES                  HEALTH CARE
                                                          FUND ++++++                     FUND ++++++
                                                 -----------------------------  ---------------------------------
                                                    2005            2004             2005              2004
                                                 -------------  --------------  ----------------  ---------------
OPERATIONS:
     Net investment income (loss) ...............      $ (448)         $ (184)           $ (894)          $ (605)
     Net realized gains (losses) from
          investment transactions ...............       9,984          (1,929)            7,740          (32,297)
     Net change in unrealized appreciation
          (depreciation) of investments .........      (7,143)          6,834            (1,362)           2,443
                                                 -------------  --------------  ----------------  ---------------
Net increase (decrease) in net assets
          resulting from operations .............       2,393           4,721             5,484          (30,459)
                                                 -------------  --------------  ----------------  ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................           -           6,200                 -            6,200
     Surrender benefits .........................     (17,134)           (432)          (23,538)            (168)
     Net transfers ..............................      20,960          63,874           (10,238)          83,242
     Considerations for supplementary
          contracts with life contingency .......           -               -                 -                -
     Payments for supplementary contracts
          with life contingency .................           -               -                 -                -
     Contract administration charges ............        (196)           (115)             (119)            (126)
     Annuity benefits ...........................      (4,267)         (2,382)             (975)          (2,819)
                                                 -------------  --------------  ----------------  ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .        (637)         67,145           (34,870)          86,329
                                                 -------------  --------------  ----------------  ---------------
      Total increase (decrease) in net assets ...       1,756          71,866           (29,386)          55,870
NET ASSETS:
  Beginning of year .............................      71,866               -            62,990            7,120
                                                 -------------  --------------  ----------------  ---------------
   END OF YEAR ..................................    $ 73,622        $ 71,866          $ 33,604         $ 62,990
                                                 =============  ==============  ================  ===============

                                                              OTC                            TECHNOLOGY
                                                         FUND ++++++                         FUND ++++++
                                                 -----------------------------  ---------------------------------
                                                    2005            2004             2005              2004
                                                 -------------  --------------  ----------------  ---------------
OPERATIONS:
     Net investment income (loss) ...............    $ (2,782)       $ (1,253)         $ (1,274)           $ 345
     Net realized gains (losses) from
          investment transactions ...............      (1,534)        (12,924)            2,830              249
     Net change in unrealized appreciation
          (depreciation) of investments .........     (31,316)         28,286           (10,829)          11,323
                                                 -------------  --------------  ----------------  ---------------
Net increase (decrease) in net assets
          resulting from operations .............     (35,632)         14,109            (9,273)          11,917
                                                 -------------  --------------  ----------------  ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................           -               -                 -            6,200
     Surrender benefits .........................      (4,659)         (1,872)          (19,364)          (3,166)
     Net transfers ..............................    (340,927)        339,428          (112,668)          37,804
     Considerations for supplementary
          contracts with life contingency .......           -               -                 -                -
     Payments for supplementary contracts
          with life contingency .................           -               -                 -                -
     Contract administration charges ............        (354)           (306)             (165)            (157)
     Annuity benefits ...........................      (1,871)         (2,353)           (1,028)          (2,889)
                                                 -------------  --------------  ----------------  ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ...........    (347,811)        334,897          (133,225)          37,792
                                                 -------------  --------------  ----------------  ---------------
     Total increase (decrease) in net assets ....    (383,443)        349,006          (142,498)          49,709
NET ASSETS:
  Beginning of year .............................     471,573         122,567           169,823          120,114
                                                 -------------  --------------  ----------------  ---------------
  END OF YEAR ...................................    $ 88,130       $ 471,573          $ 27,325        $ 169,823
                                                 =============  ==============  ================  ===============


                                                            MEKROS FUND ++++++               NOVA FUND ++++++
                                                  ---------------------------------------------------------------------
                                                       2005            2004              2005               2004
                                                  --------------- ---------------  -----------------  -----------------
OPERATIONS:
     Net investment income (loss) ...............       $ (2,775)       $ 13,835           $ (2,462)         $ (10,456)
     Net realized gains (losses) from
          investment transactions ...............         47,020          (7,872)             9,706             36,719
     Net change in unrealized appreciation
          (depreciation) of investments .........        (82,713)         72,011             (6,734)           (22,149)
                                                  --------------- ---------------  -----------------  -----------------
Net increase (decrease) in net assets
          resulting from operations .............        (38,468)         77,974                510              4,114
                                                  --------------- ---------------  -----------------  -----------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................              -           6,200                  -              6,200
     Surrender benefits .........................       (112,964)           (929)          (160,003)          (627,674)
     Net transfers ..............................        489,263         399,452             14,852         (2,390,747)
     Considerations for supplementary
          contracts with life contingency .......              -               -                  -                  -
     Payments for supplementary contracts
          with life contingency .................              -               -                  -                  -
     Contract administration charges ............           (976)           (327)              (481)            (1,783)
     Annuity benefits ...........................         (3,677)         (3,212)            (3,355)            (4,584)
                                                  --------------- ---------------  -----------------  -----------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .        371,646         401,184           (148,987)        (3,018,588)
                                                  --------------- ---------------  -----------------  -----------------
      Total increase (decrease) in net assets ...        333,178         479,158           (148,477)        (3,014,474)
NET ASSETS:
  Beginning of year .............................        692,769         213,611            317,979          3,332,453
                                                  --------------- ---------------  -----------------  -----------------
   END OF YEAR ..................................    $ 1,025,947       $ 692,769          $ 169,502          $ 317,979
                                                  =============== ===============  =================  =================

                                                               URSA                       U S  GOVERNMENT BOND
                                                            FUND ++++++                        FUND ++++++
                                                  -------------------------------  ------------------------------------
                                                       2005            2004              2005               2004
                                                  --------------- ---------------  -----------------  -----------------
OPERATIONS:
     Net investment income (loss) ...............           $ (2)         $ (235)          $ 20,210           $ 14,619
     Net realized gains (losses) from
          investment transactions ...............           (685)         (9,236)           (12,755)            53,096
     Net change in unrealized appreciation
          (depreciation) of investments .........              -             977             13,723             (7,698)
                                                  --------------- ---------------  -----------------  -----------------
Net increase (decrease) in net assets
          resulting from operations .............           (687)         (8,494)            21,178             60,017
                                                  --------------- ---------------  -----------------  -----------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................              -               -             30,525             41,000
     Surrender benefits .........................              -         (27,842)          (299,559)           (34,947)
     Net transfers ..............................            687          28,895            904,900           (497,569)
     Considerations for supplementary
          contracts with life contingency .......              -               -                  -                  -
     Payments for supplementary contracts
          with life contingency .................              -               -                  -                  -
     Contract administration charges ............              -             (37)            (2,275)              (930)
     Annuity benefits ...........................              -               -            (27,938)            (9,190)
                                                  --------------- ---------------  -----------------  -----------------
Net increase (decrease) in net assets resulting
     from variable annuity activities ...........            687           1,016            605,653           (501,636)
                                                  --------------- ---------------  -----------------  -----------------
     Total increase (decrease) in net assets ....              -          (7,478)           626,831           (441,619)
NET ASSETS:
  Beginning of year .............................              -           7,478            422,597            864,216
                                                  --------------- ---------------  -----------------  -----------------
  END OF YEAR ...................................            $ -             $ -        $ 1,049,428          $ 422,597
                                                  =============== ===============  =================  =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
++          Investment in AIM Variable Insurance Funds
++++        Investment in Federated Insurance Series
++++++      Investment in Rydex Variable Trust
++++++++    Investment in T. Rowe Price Equity Series, Inc.
++++++++++  Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2005 AND 2004

                                                         U S  GOVERNMENT MONEY                     UTILITIES
                                                            MARKET FUND +++                         FUND +++
                                                 ----------------------------------- -----------------------------------
                                                       2005              2004               2005              2004
                                                 ----------------- ----------------- -------------------  --------------
OPERATIONS:
     Net investment income gains (losses) .......        $ 11,149          $ 18,041              $ (929)        $ 3,301
     Net realized gains (losses) from
          investment transactions ...............               -                 -              20,944           5,870
     Net change in unrealized appreciation
          of investments ........................               -                 -              (5,669)          3,676
                                                 ----------------- ----------------- -------------------  --------------
Net increase (decrease) in net assets
          resulting from operations .............          11,149            18,041              14,346          12,847
                                                 ----------------- ----------------- -------------------  --------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................           3,500           297,450                   -           9,300
     Surrender benefits .........................      (1,028,991)       (3,806,671)            (32,241)           (494)
     Net transfers ..............................         493,955          (245,840)             23,445          31,982
     Considerations for supplementary
          contracts with life contingency .......               -                 -                   -               -
     Payments for supplementary contracts
          with life contingency .................               -                 -                   -               -
     Contract administration charges ............          (4,737)          (12,523)               (268)           (185)
     Annuity benefits ...........................         (36,354)         (259,698)             (4,548)         (4,008)
                                                 ----------------- ----------------- -------------------  --------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .        (572,627)       (4,027,282)            (13,612)         36,595
                                                 ----------------- ----------------- -------------------  --------------
      Total increase (decrease)  in net assets ..        (561,478)       (4,009,241)                734          49,442
NET ASSETS:
  Beginning of year .............................       1,992,298         6,001,539              60,973          11,531
                                                 ----------------- ----------------- -------------------  --------------
   END OF YEAR ..................................     $ 1,430,820       $ 1,992,298            $ 61,707        $ 60,973
                                                 ================= ================= ===================  ==============

                                                            EQUITY INCOME                  INTERNATIONAL STOCK
                                                         PORTFOLIO II ++++                   PORTFOLIO +++++
                                                 -----------------------------------  -------------------------------
                                                        2005              2004             2005            2004
                                                 ------------------- ---------------  --------------- ---------------
OPERATIONS:
     Net investment income gains (losses) .......          $ (1,218)        $ 9,795          $ 1,000           $ 234
     Net realized gains (losses) from
          investment transactions ...............            54,157          36,180            2,220          (1,815)
     Net change in unrealized appreciation
          of investments ........................           (36,346)         14,411            4,287          (5,923)
                                                 ------------------- ---------------  --------------- ---------------
Net increase (decrease) in net assets
          resulting from operations .............            16,593          60,386            7,507          (7,504)
                                                 ------------------- ---------------  --------------- ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................                 -           9,300                -               -
     Surrender benefits .........................          (249,365)       (136,332)          (5,989)        (11,331)
     Net transfers ..............................           (98,764)        728,627           73,977         (94,565)
     Considerations for supplementary
          contracts with life contingency .......                 -               -                -               -
     Payments for supplementary contracts
          with life contingency .................                 -               -                -               -
     Contract administration charges ............            (1,927)           (566)             (92)           (147)
     Annuity benefits ...........................           (18,542)         (3,505)          (1,348)         (2,157)
                                                 ------------------- ---------------  --------------- ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .          (368,598)        597,524           66,548        (108,200)
                                                 ------------------- ---------------  --------------- ---------------
      Total increase (decrease)  in net assets ..          (352,005)        657,910           74,055        (115,704)
NET ASSETS:
  Beginning of year .............................           946,739         288,829           19,736         135,440
                                                 ------------------- ---------------  --------------- ---------------
   END OF YEAR ..................................         $ 594,734       $ 946,739         $ 93,791        $ 19,736
                                                 =================== ===============  =============== ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
++          Investment in AIM Variable Insurance Funds
++++        Investment in Federated Insurance Series
++++++      Investment in Rydex Variable Trust
++++++++    Investment in T. Rowe Price Equity Series, Inc.
++++++++++  Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - December 31, 2005


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
         The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

         GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2005 and the reported amounts from operations and contract transactions during 2005 and 2004. Actual results could differ with those estimates.

         INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock (formerly known as Growth Equity), Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth (formerly known as Emerging Growth), Small Cap Value, International Equity and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Fund; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"): Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"):
Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. In January 2004, Account III changed its realized gains and losses computation method from the LIFO to the FIFO basis on the sales of investments of the identified cost of the investment sold.

         FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2005:

                                                     Purchases         Sales
                                                     ---------         -----
Money Market Fund ............................     $ 17,003,781     $ 17,649,840
Limited Maturity Bond Fund ...................        5,510,355        4,555,541
Quality Bond Fund ............................       24,673,834       12,571,957
High Yield Bond Fund .........................       16,601,867       12,258,017
Flexibly Managed Fund ........................      193,373,973       39,537,962
Growth Stock Fund ............................        7,112,196        7,721,654
Large Cap Value Fund .........................       19,100,200       18,440,537
Large Cap Growth Fund ........................        4,860,582        3,263,473
Index 500 Fund ...............................        8,762,922       14,980,371
Mid Cap Growth Fund ..........................        5,071,669        6,022,386
Mid Cap Value Fund ...........................       22,142,452        6,997,439
Strategic Value Fund .........................        9,296,333        2,859,377
Small Cap Growth Fund ........................        5,660,044       10,387,320
Small Cap Value Fund .........................       16,084,811       13,149,918
International Equity Fund ....................       16,396,166       10,882,641
REIT Fund ....................................       12,146,122        4,448,218
Balanced Portfolio ...........................        1,926,106        5,241,291
Equity Income Portfolio ......................       13,418,553       10,069,998
Growth Portfolio .............................        3,551,984       19,629,524
Asset Manager Portfolio ......................        2,177,336        3,681,924
Emerging Markets Equity (Int'l) Portfolio ....        8,491,750        4,038,620
V.I. Capital Appreciation Fund ...............           62,517          118,855
High Income Bond Fund II .....................          508,160        2,278,880
Financial Services Fund ......................           66,913           61,758
Health Care Fund .............................           32,359           61,737
Mekros Fund ..................................        1,036,646          654,310
Nova Fund ....................................          169,316          314,829
OTC Fund .....................................           85,188          435,271
Technology Fund ..............................           27,026          159,110
Ursa Fund ....................................             --               --
U.S. Government Bond Fund ....................        1,034,152          426,879
U.S. Government Money Market Fund ............        1,430,881        1,992,298
Utilities Fund ...............................           62,565           62,507
Equity Income Portfolio II ...................          539,721          874,992
International Stock Portfolio ................           77,231            8,262

NOTE 3. RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

Penn Mutual received $23,747,294 from Account III for the year ended December 31, 2005. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                     MORTALITY &       CONTRACT
             PRODUCTS                RISK EXPENSE   ADMINISTRATION   MAXIMUM SUPPLEMENTAL RIDER CHARGE
--------------------------------------------------------------------------------------------------------
Diversifier II/Optimizer                      1.25%             None                                N/A
Commander                                     1.25%            0.15%                              0.95%
Penn Freedom                                  1.30%            0.15%                              0.95%
Enhanced Credit Variable Annuity              1.25%            0.15%                              0.60%
Pennant Select                                1.20%            0.15%                              0.95%
Olympia XT Advisor                            1.25%            0.15%                              0.60%
Penn Freedom Advisor                          1.45%            0.15%                              0.60%
Retirement Planner VA                         1.25%             None                              0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

                                       ANNUAL
                                      CONTRACT
             PRODUCTS                  CHARGE
--------------------------------------------------
Diversifier II/Optimizer           $30 maximum
Commander                          If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom                       If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity   If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select                     If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor                 If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor               If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA              $30 maximum


            PRODUCTS            SURRENDER CHARGES
---------------------------------------------------
Diversifier II/Optimizer           Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander                          Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom                       Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity   Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select                     Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor                 Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor               Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA              Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 4. ACCUMULATION UNITS

The accumulation units are as follows:

                                      December 31,
                                          2003                 December 31, 2004                    December 31, 2005
                                    ------------------ --------------------------------------------------------------------------
                                          Ending                                 Ending                                 Ending
                                           Unit           Units      Units        Unit         Units        Units        Unit
Subaccount                               Balance       Purchased    Redeemed    Balance      Purchased     Redeemed    Balance
------------------------------------------------------ --------------------------------------------------------------------------
Money Market Fund                           2,209,800   1,426,370  (1,793,882)  1,842,289     1,198,296   (1,179,372)  1,861,213
Limited Maturity Bond Fund                  1,975,056     368,914    (450,640)  1,893,330       324,305     (277,737)  1,939,898
Quality Bond Fund                           5,164,695     989,727    (846,100)  5,308,321     1,256,494     (439,721)  6,125,094
High Yield Bond Fund                        2,185,320     587,744    (372,881)  2,400,182       676,144     (414,261)  2,662,065
Flexibly Managed Fund                      11,550,403   5,581,567    (303,019) 16,828,951     6,151,002     (235,445) 22,744,508
Growth Stock Fund(a)                        3,344,230     364,429    (524,785)  3,183,875       731,599     (257,293)  3,658,181
Large Cap Value Fund                        4,736,097   1,100,713    (912,206)  4,924,604       549,755     (356,190)  5,118,168
Large Cap Growth Fund                         863,343     769,258    (143,537)  1,489,064       368,839     (215,005)  1,642,898
Index 500 Fund                              7,119,751     852,348    (675,558)  7,296,541       463,262     (882,661)  6,877,142
Mid Cap Growth                              3,800,719     645,132    (544,210)  3,901,641       476,764     (460,746)  3,917,660
Mid Cap Value Fund                          2,455,518     448,476    (326,100)  2,577,894       525,733     (194,527)  2,909,100
Strategic Value Fund                          687,299     738,751    (142,046)  1,284,004       541,628     (127,198)  1,698,434
Small Cap Growth Fund(b)                    2,802,966     336,946    (360,823)  2,779,089       278,279     (367,571)  2,689,797
Small Cap Value Fund                        3,397,254     583,975    (392,887)  3,588,341       381,901     (368,811)  3,601,431
International Equity Fund                   3,537,633     638,814    (347,242)  3,829,204       973,370     (321,090)  4,481,484
REIT Fund                                     691,940     683,100    (263,308)  1,111,732       527,646     (176,644)  1,462,734
Balanced Portfolio                          2,129,172     139,306    (359,065)  1,909,414        89,627     (295,254)  1,703,787
Equity Income Portfolio                     4,621,038     510,671    (496,732)  4,634,977       600,642     (371,598)  4,864,020
Growth Portfolio                            7,331,178     576,925    (986,396)  6,921,706       158,256   (1,127,676)  5,952,287
Asset Manager Portfolio                     1,305,076     223,626    (203,959)  1,324,744       112,427     (692,503)    744,668
Emerging Markets Equity
  (Int'l) Portfolio                         1,153,874     296,102    (321,877)  1,128,099       442,316     (188,822)  1,381,594
V.I. Capital Appreciation Fund                 26,917      72,686     (87,309)     12,294         6,830      (12,319)      6,805
High Income Bond Fund II                      134,415     759,709    (706,191)    187,933        89,668     (236,994)     40,607
Financial Services Fund                             -      37,705     (31,563)      6,142        30,444      (30,412)      6,175
Health Care Fund                                  657      64,000     (59,123)      5,534        41,688      (44,512)      2,710
Mekros Fund                                    18,953     108,626     (71,385)     56,193       215,719     (190,634)     81,278
Nova Fund                                     349,021   2,513,289  (2,832,896)     29,414       140,941     (155,058)     15,297
OTC Fund                                       11,116     104,806     (76,230)     39,693        13,986      (46,238)      7,441
Technology Fund                                10,053      59,951     (55,759)     14,246        45,591      (57,574)      2,263
Ursa Fund                                         863      40,394     (41,257)          -         6,424        (6,624          -
U.S. Government Bond Fund                      74,950     218,938    (260,071)     33,817       919,618     (874,177)     79,258
U.S. Government Money Market Fund             613,906   4,665,150  (5,072,535)    206,521     1,581,196   (1,640,282)    147,435
Utilities Fund                                    869      58,649     (53,491)      6,027        62,880      (63,310)      5,598
Equity Income Portfolio II                     28,216     143,473     (88,767)     82,922        47,215      (79,273)     50,863
International Stock Portfolio                  13,147      51,311     (62,749)      1,709         6,772       (1,388)      7,093

NOTE 5. FINANCIAL HIGHLIGHTS

        Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                              January 1, 2005                 December 31, 2005               For the Year ended December 31, 2005
                              ---------------- -------------------------------------------- ----------------------------------------
                                                                                            Investment
                                                                                              Income     Expense        Total
Subaccount                    Unit Fair Value       Units      Unit Fair Value   Net Assets   Ratio*(%) Ratio**(%)    Return***(%)
---------------------------------------------- --------------------------------------------- ---------------------------------------
Money Market Fund             $9.91 to $22.46      1,861,213  $10.04 to $22.81   $24,607,883    2.78   1.25 to 1.60    1.35 to 1.55
Limited Maturity Fund          10.62 to 14.89      1,939,898    10.70 to 15.02    24,017,142    4.06   1.25 to 1.60    0.68 to 0.88
Quality Bond Fund              11.06 to 29.16      6,125,094    11.18 to 29.52    92,830,190    4.44   1.25 to 1.60    1.03 to 1.23
High Yield Bond Fund           13.34 to 48.63      2,662,065    13.55 to 49.52    55,671,235    7.21   1.25 to 1.60    1.63 to 1.83
Flexibly Managed Fund         14.93 to 122.84     22,744,508   15.87 to 130.83    91,988,671    1.61   1.25 to 1.60    6.30 to 6.51
Growth Stock Fund               5.58 to 37.93      3,658,181     5.84 to 39.76    52,967,259    0.11   1.25 to 1.60    4.62 to 4.83
Large Cap Value Fund           11.83 to 51.07      5,118,168    12.01 to 51.95   124,662,226    1.14   1.25 to 1.60    1.52 to 1.73
Large Cap Growth Fund          11.08 to 11.14      1,642,898    11.05 to 11.14    18,218,696    0.17   1.25 to 1.60 (0.26) to (0.06)
Index 500 Fund                  9.78 to 15.18      6,877,142    10.07 to 15.66    83,025,808    1.57   1.25 to 1.60    2.98 to 3.19
Mid Cap Growth Fund             6.60 to 14.24      3,917,660     7.33 to 15.82    38,164,279       -   1.25 to 1.60  10.87 to 11.09
Mid Cap Value Fund             14.94 to 22.88      2,909,100    16.55 to 25.38    62,996,495    0.67   1.25 to 1.60  10.72 to 10.94
Strategic Value Fund           12.83 to 12.89      1,698,434    13.68 to 13.78    23,309,051    0.52   1.25 to 1.60    6.65 to 6.86
Small Cap Growth Fund           9.14 to 27.53      2,689,797     9.57 to 28.89    53,460,767       -   1.25 to 1.60    4.75 to 4.95
Small Cap Value Fund           15.77 to 29.26      3,601,431    16.12 to 29.96    83,723,028    0.40   1.25 to 1.60    2.18 to 2.39
International Equity Fund      11.94 to 26.21      4,481,484    13.74 to 30.22    91,988,671    0.42   1.25 to 1.60  15.09 to 15.32
REIT Fund                      16.33 to 16.42      1,462,734    18.18 to 18.32    26,687,472    2.29   1.25 to 1.60  11.34 to 11.57
Balanced Portfolio             10.32 to 18.59      1,703,787    11.11 to 20.05    25,324,321    0.96   1.25 to 1.60    7.61 to 7.83
Equity Income Portfolio        11.76 to 23.03      4,864,020    12.27 to 24.07    81,792,866    1.58   1.25 to 1.60    4.35 to 4.55
Growth Portfolio                8.89 to 21.10      5,952,287     9.28 to 22.05    87,108,057    0.52   1.25 to 1.60    4.28 to 4.49
Asset Manager Portfolio        10.71 to 18.43        744,668    10.99 to 18.94    17,163,991    2.74   1.25 to 1.60    2.55 to 2.76
Emerging Markets Equity
  (Int'l) Portfolio            11.65 to 16.88      1,381,594    15.40 to 22.29    25,393,683    0.38   1.25 to 1.60  31.93 to 32.20
V.I. Capital Appreciation Fund 10.69 to 10.75          6,805    11.45 to 11.53        78,339    0.05   1.25 to 1.60    7.11 to 7.33
High Income Bond Fund II       12.59 to 12.66         40,607    12.72 to 12.82       517,168   10.24   1.25 to 1.60    1.03 to 1.23
Financial Services Fund        11.65 to 11.71          6,175    11.86 to 11.94        73,625    0.78   1.25 to 1.60    1.74 to 1.95
Health Care Fund               11.34 to 11.40          2,710    12.35 to 12.43        33,605       -   1.25 to 1.60    8.89 to 9.11
Mekros Fund                    12.27 to 12.34         81,278    12.55 to 12.64     1,025,988    0.76   1.25 to 1.60    2.27 to 2.48
Nova Fund                      10.77 to 10.82         15,297    11.02 to 11.10       169,509    0.39   1.25 to 1.60    2.32 to 2.52
OTC Fund                       11.83 to 11.89          7,441    11.77 to 11.85        88,133       -   1.25 to 1.60 (0.49) to (0.29)
Technology Fund                11.86 to 11.93          2,263    12.04 to 12.13        27,326       -   1.25 to 1.60    1.48 to 1.68
Ursa Fund                        7.66 to 7.70              -      7.48 to 7.53             -       -   1.25 to 1.60 (2.34) to (2.15)
U.S. Government Bond Fund      12.47 to 12.53         79,258    13.22 to 13.31     1,049,473    3.34   1.25 to 1.60    6.01 to 6.22
U.S. Government Money Market
  Fund                           9.64 to 9.69      1,581,196      9.68 to 9.75     1,430,882    1.93   1.25 to 1.60    0.40 to 0.60
Utilities Fund                 10.08 to 10.13         62,880    10.96 to 11.04        61,709    0.59   1.25 to 1.60    8.81 to 9.03
Equity Income Portfolio II     11.38 to 11.47         47,215    11.63 to 11.71       594,757    1.25   1.25 to 1.60    2.05 to 2.26
International Stock Portfolio  11.51 to 11.57          6,772    13.14 to 13.24        93,795    4.17   1.25 to 1.60  14.20 to 14.43

                              January 1, 2004                 December 31, 2004                For the Year ended December 31, 2004
                              ---------------- ------------------------------------------- -----------------------------------------
                                                                                           Investment
                                                                                             Income     Expense        Total
Subaccount                    Unit Fair Value      Units      Unit Fair Value   Net Assets  Ratio*(%) Ratio**(%)    Return***(%)
---------------------------------------------- ------------------------------------------- -----------------------------------------
Money Market Fund             $9.96 to $22.53    1,842,289   $9.91 to $22.46   $25,259,288    0.92   1.25 to 1.60   (0.49) to (0.30)
Limited Maturity Fund          10.54 to 14.74    1,893,330    10.62 to 14.89    23,515,056    3.39   1.25 to 1.60       .85 to 1.05
Quality Bond Fund              10.73 to 28.23    5,308,321    11.06 to 29.16    83,861,067    4.20   1.25 to 1.60      3.09 to 3.29
High Yield Bond Fund           12.22 to 44.48    2,400,182    13.34 to 48.63    53,530,372    7.37   1.25 to 1.60      9.12 to 9.34
Flexibly Managed Fund         12.78 to 104.89   16,828,951   14.93 to 122.84   603,145,736    2.06   1.25 to 1.60    16.88 to 17.11
Growth Stock Fund(a)            5.06 to 34.32    3,183,875     5.58 to 37.93    50,595,473    0.43   1.25 to 1.60    10.29 to 10.51
Large Cap Value Fund           10.64 to 45.82    4,924,604    11.83 to 51.07   130,069,852    1.41   1.25 to 1.60    11.23 to 11.45
Large Cap Growth Fund          10.35 to 10.38    1,489,064    11.08 to 11.14    16,543,958    0.61   1.25 to 1.60      7.10 to 7.31
Index 500 Fund                  8.98 to 13.91    7,296,541     9.78 to 15.18    87,000,138    1.67   1.25 to 1.60      8.88 to 9.10
Mid Cap Growth Fund             6.01 to 12.95    3,901,641     6.60 to 14.24    34,930,568       -   1.25 to 1.60      9.77 to 9.99
Mid Cap Value Fund             12.31 to 18.81    2,577,894    14.94 to 22.88    51,433,208    0.40   1.25 to 1.60    21.40 to 21.65
Strategic Value Fund           10.47 to 10.51    1,284,004    12.83 to 12.89    16,508,987    0.52   1.25 to 1.60    22.46 to 22.71
Small Cap Growth Fund(b)        8.47 to 25.46    2,779,089     9.14 to 27.53    55,169,724      -    1.25 to 1.60      7.92 to 8.14
Small Cap Value Fund           13.93 to 25.79    3,588,341    15.77 to 29.26    83,681,235    0.03   1.25 to 1.60    13.23 to 13.45
International Equity Fund       9.31 to 20.41    3,829,204    11.94 to 26.21    73,895,865    0.64   1.25 to 1.60    28.14 to 28.40
REIT Fund                      12.23 to 12.27    1,111,732    16.33 to 16.42    18,205,011    3.79   1.25 to 1.60    33.58 to 33.84
Balanced Portfolio              9.58 to 17.22    1,909,414    10.32 to 18.59    26,703,581    1.21   1.25 to 1.60      7.74 to 7.95
Equity Income Portfolio        10.69 to 20.91    4,634,977    11.76 to 23.03    77,817,156    1.52   1.25 to 1.60     9.92 to 10.14
Growth Portfolio                8.72 to 20.67    6,921,706     8.89 to 21.10    99,015,538    0.27   1.25 to 1.60      1.89 to 2.09
Asset Manager Portfolio        10.30 to 17.69    1,324,744    10.71 to 18.43    18,485,779    2.67   1.25 to 1.60      3.95 to 4.16
Emerging Markets Equity
  (Int'l) Portfolio             9.58 to 13.89    1,128,099    11.65 to 16.88    15,231,832    0.66   1.25 to 1.60    21.34 to 21.59
V.I. Capital Appreciation Fund 10.19 to 10.22       12,294    10.69 to 10.75       131,963       -   1.25 to 1.60      4.93 to 5.14
High Income Bond Fund II       11.58 to 11.62      187,933    12.59 to 12.66     2,370,366    6.43   1.25 to 1.60      8.71 to 8.93
Financial Services Fund        10.11 to 10.14        6,142    11.65 to 11.71         71866    0.41   1.25 to 1.60    15.26 to 15.49
Health Care Fund               10.85 to 10.88        5,534    11.34 to 11.40        62,990       -   1.25 to 1.60      4.54 to 4.75
Mekros Fund                      9.96 to 9.99       56,193    12.27 to 12.34       692,769       -   1.25 to 1.60    23.21 to 23.46
Nova Fund                        9.55 to 9.58       29,414    10.77 to 10.82       317,979       -   1.25 to 1.60    12.80 to 13.03
OTC Fund                       10.99 to 11.03       39,693    11.83 to 11.89       471,573       -   1.25 to 1.60      7.61 to 7.83
Technology Fund                11.92 to 11.96       14,246    11.86 to 11.93       169,823       -   1.25 to 1.60   (0.46) to (0.26)
Ursa Fund                        8.67 to 8.69            -      7.66 to 7.70             -       -   1.25 to 1.60 (11.63) to (11.46)
U.S. Government Bond Fund      11.69 to 11.73       33,817    12.47 to 12.53       422,597    3.06   1.25 to 1.60      6.68 to 6.90
U.S. Government Money Market
  Fund                           9.77 to 9.81      206,521      9.64 to 9.69     1,992,298    0.14   1.25 to 1.60   (1.35) to (1.15)
Utilities Fund                   8.73 to 8.75        6,027    10.08 to 10.13        60,973    3.23   1.25 to 1.60    15.45 to 15.68
Equity Income Portfolio        10.07 to 10.17       82,922    11.38 to 11.47       946,739    3.54   1.25 to 1.60    12.80 to 13.02
International Stock Portfolio  10.28 to 10.31        1,709    11.51 to 11.57        19,736    0.24   1.25 to 1.60    11.97 to 12.19

                              January 1, 2003                 December 31, 2003                For the Year ended December 31, 2003
                              ---------------- ------------------------------------------- -----------------------------------------
                                                                                           Investment
                                                                                            Income     Expense        Total
Subaccount                    Unit Fair Value      Units     Unit Fair Value   Net Assets  Ratio*(%) Ratio**(%)     Return***(%)
---------------------------------------------- ------------------------------------------- -----------------------------------------
Money Market Fund            $10.02 to $22.62    2,209,800   $9.96 to $22.53   $31,014,882   0.90   1.25 to 1.60  (0.59) to (0.39)
Limited Maturity Fund          10.39 to 14.50    1,975,056    10.54 to 14.74    24,763,137   3.71   1.25 to 1.60      1.42 to 1.62
Quality Bond Fund              10.25 to 26.93    5,164,695    10.73 to 28.23    81,481,029   4.47   1.25 to 1.60      4.65 to 4.86
High Yield Bond Fund           10.07 to 36.58    2,185,320    12.22 to 44.48    50,912,737   8.76   1.25 to 1.60    21.35 to 21.60
Flexibly Managed Fund           9.98 to 81.75   11,550,403   12.78 to 104.89   435,827,384   2.17   1.25 to 1.60    28.05 to 28.30
Growth Stock Fund(a)            4.57 to 61.60    3,344,230     5.06 to 34.32    53,191,881   0.03   1.25 to 1.60  (44.29) to 10.86
Large Cap Value Fund            8.45 to 36.32    4,736,097    10.64 to 45.82   124,852,324   1.61   1.25 to 1.60    25.92 to 26.17
Large Cap Growth Fund            8.36 to 8.37      863,343    10.35 to 10.38     8,949,195   0.46   1.25 to 1.60    23.80 to 24.05
Index 500 Fund                  7.09 to 10.97    7,119,751     8.98 to 13.91    79,787,359   1.47   1.25 to 1.60    26.56 to 26.81
Mid Cap Growth Fund              4.08 to 8.78    3,800,719     6.01 to 12.95    32,287,718     -    1.25 to 1.60    47.15 to 47.44
Mid Cap Value Fund              9.13 to 13.91    2,455,518    12.31 to 18.81    41,381,342   0.39   1.25 to 1.60    34.88 to 35.15
Strategic Value Fund             8.49 to 8.50      687,299    10.47 to 10.51     7,209,721   0.53   1.25 to 1.60    23.33 to 23.58
Small Cap Growth Fund(b)        5.83 to 17.47    2,802,966     8.47 to 25.46    54,098,865     -    1.25 to 1.60    45.39 to 45.68
Small Cap Value Fund            8.08 to 14.94    3,397,254    13.93 to 25.79    72,130,927     -    1.25 to 1.60    72.33 to 72.68
International Equity Fund       7.11 to 15.56    3,537,633     9.31 to 20.41    57,419,609   0.66   1.25 to 1.60    30.94 to 31.20
REIT Fund                        9.15 to 9.17      691,940    12.23 to 12.27     8,474,702   4.32   1.25 to 1.60    33.54 to 33.80
Balanced Portfolio              8.36 to 15.00    2,129,172     9.58 to 17.22    28,515,617   1.74   1.25 to 1.60     9.62 to 19.93
Equity Income Portfolio         8.33 to 16.24    4,621,038    10.69 to 20.91    73,309,592   1.80   1.25 to 1.60    28.45 to 28.71
Growth Portfolio                6.66 to 15.75    7,331,178     8.72 to 20.67   107,262,818   0.27   1.25 to 1.60    26.01 to 36.19
Asset Manager Portfolio         8.85 to 15.19    1,305,076    10.30 to 17.69    18,334,086   3.55   1.25 to 1.60    14.59 to 18.11
Emerging Markets Equity
  (Int'l) Portfolio              6.48 to 9.41    1,153,874     9.58 to 13.89    12,587,574     -    1.25 to 1.60    37.12 to 58.86
V.I. Capital Appreciation Fund   7.99 to 8.00       26,917    10.19 to 10.22       274,790     -    1.25 to 1.60    27.46 to 27.72
High Income Bond Fund II         9.63 to 9.64      134,415    11.58 to 11.62     1,561,502   3.35   1.25 to 1.60    20.28 to 20.52
Financial Services Fund          7.97 to 7.98            -    10.11 to 10.14             -     -    1.25 to 1.60    26.88 to 27.13
Health Care Fund                 8.49 to 8.50          657    10.85 to 10.88         7,120     -    1.25 to 1.60    27.71 to 27.97
Mekros Fund                      6.16 to 6.17       18,953      9.96 to 9.99       213,611   42.93  1.25 to 1.60    61.67 to 62.00
Nova Fund                        6.97 to 6.98      349,021      9.55 to 9.58     3,332,453     -    1.25 to 1.60    36.98 to 37.26
OTC Fund                         7.68 to 7.69       11,116    10.99 to 11.03       122,567     -    1.25 to 1.60    43.11 to 43.39
Technology Fund                  7.51 to 7.52       10,053    11.92 to 11.96       120,114     -    1.25 to 1.60    58.77 to 59.08
Ursa Fund                      11.53 to 11.55          863      8.67 to 8.69         7,478     -    1.25 to 1.60 (24.86) to (24.71)
U.S. Government Bond Fund      11.90 to 11.92       74,950    11.69 to 11.73       864,216   3.46   1.25 to 1.60   (1.80) to (1.60)
U.S. Government Money Market
  Fund                           9.93 to 9.94      613,906      9.77 to 9.81     6,001,539     -    1.25 to 1.60   (1.58) to (1.38)
Utilities Fund                   7.07 to 7.08          869      8.73 to 8.75        11,531   0.17   1.25 to 1.60    23.41 to 23.66
Equity Income Portfolio          8.24 to 8.26       28,216    10.07 to 10.17       288,829   2.18   1.25 to 1.60    22.16 to 23.16
International Stock Portfolio    8.00 to 8.01       13,147    10.28 to 10.31       135,440   1.41   1.25 to 1.60    30.01 to 30.27

                              January 1, 2002                 December 31, 2002                For the Year ended December 31, 2002
                              ---------------- ------------------------------------------- -----------------------------------------
                                                                                           Investment
                                                                                            Income     Expense        Total
Subaccount                    Unit Fair Value      Units     Unit Fair Value   Net Assets  Ratio*(%) Ratio**(%)     Return***(%)
---------------------------------------------- ------------------------------------------- -----------------------------------------
Money Market Fund            $11.08 to $22.53   4,469,004   $10.02 to $22.62   $61,140,043    1.62  1.25 to 1.60       0.18 to 0.39
Limited Maturity Bond Fund     11.18 to 13.82   1,873,144     10.39 to 14.50    23,799,691    3.39  1.25 to 1.60       3.88 to 4.94
Quality Bond Fund              11.71 to 25.90   4,549,069     10.25 to 26.93    72,855,250    4.21  1.25 to 1.60       2.54 to 3.97
High Yield Bond Fund           10.27 to 35.82   1,736,331     10.07 to 36.58    38,404,939    9.69  1.25 to 1.60       0.72 to 2.12
Flexibly Managed Fund          13.82 to 82.03   8,654,541      9.98 to 81.75   316,311,084    2.70  1.25 to 1.60    (0.48) to (0.23)
Growth Stock Fund(a)            7.11 to 48.11   3,772,885      4.57 to 61.60    55,695,593       -  1.25 to 1.60  (35.81) to (34.72)
Large Cap Value Fund           10.50 to 43.24   4,493,519      8.45 to 36.32   105,567,134    1.46  1.25 to 1.60  (16.14) to (15.54)
Large Cap Growth Fund                       -     202,163       8.36 to 8.37     1,690,984    0.74  1.25 to 1.60  (16.41) to (16.30)
Index 500 Fund                  9.25 to 14.29   6,937,621      7.09 to 10.97    62,482,741    1.25  1.25 to 1.60  (23.36) to (22.67)
Mid Cap Growth Fund             6.14 to 13.19   2,957,847       4.08 to 8.78    17,347,508       -  1.25 to 1.60  (33.84) to (33.43)
Mid Cap Value Fund             12.14 to 15.56   2,420,377      9.13 to 13.91    30,707,903    0.54  1.25 to 1.60   (10.68) to (8.73)
Strategic Value Fund                        -     229,353       8.49 to 8.50     1,949,037    0.75  1.25 to 1.60  (15.08) to (14.97)
Small Cap Growth Fund(b)       16.58 to 30.55   2,726,204      5.83 to 17.47    37,449,493       -  1.25 to 1.60  (42.89) to (41.75)
Small Cap Value Fund           12.58 to 18.17   2,971,045      8.08 to 14.94    37,638,107       -  1.25 to 1.60  (19.15) to (17.80)
International Equity Fund       8.00 to 17.49   3,613,362      7.11 to 15.56    46,699,863    0.13  1.25 to 1.60   (11.20) to (9.01)
REIT Fund                                   -     215,515       9.15 to 9.17     1,974,493    4.37  1.25 to 1.60    (8.45) to (8.33)
Balanced Portfolio             10.68 to 18.33   2,293,554      8.36 to 15.00    27,157,504    2.71  1.25 to 1.60  (21.82) to (12.59)
Equity Income Portfolio        10.55 to 19.80   4,478,957      8.33 to 16.24    57,274,939    1.74  1.25 to 1.60  (18.10) to (16.74)
Growth Portfolio                9.66 to 22.82   7,293,683      6.66 to 15.75    84,456,849    0.26  1.25 to 1.60  (31.08) to (30.60)
Asset Manager Portfolio         9.83 to 16.85   1,289,108      8.85 to 15.19    16,033,762    4.23  1.25 to 1.60   (8.53) to (11.33)
Emerging Markets Equity
  (Int'l) Portfolio             7.20 to 10.47   1,154,926       6.48 to 9.41     8,348,029       -  1.25 to 1.60  (12.54) to (10.03)
V.I. Capital Appreciation Fund              -       9,339       7.99 to 8.00        74,703       -  1.25 to 1.60  (20.08) to (19.98)
High Income Bond Fund II                    -     188,677       9.63 to 9.64     1,818,246       -  1.25 to 1.60    (3.69) to (3.57)
Financial Services Fund                     -          87       7.97 to 7.98         6,152    0.28  1.25 to 1.60  (20.32) to (20.22)
Health Care Fund                            -           -       8.49 to 8.50           690       -  1.25 to 1.60  (15.08) to (14.98)
Mekros Fund                                 -     131,896       6.16 to 6.17       816,659    0.38  1.25 to 1.60  (38.39) to (38.31)
Nova Fund                                   -           -       6.97 to 6.98             -       -  1.25 to 1.60  (30.32) to (30.23)
OTC Fund                                    -           -       7.68 to 7.69             -       -  1.25 to 1.60  (23.20) to (23.11)
Technology Fund                             -           -       7.51 to 7.52             -       -  1.25 to 1.60  (24.93) to (24.84)
Ursa Fund                                   -           -     11.53 to 11.55             -       -  1.25 to 1.60     15.34 to 15.48
U.S. Government Bond Fund                   -       7,133     11.90 to 11.92        84,969    2.27  1.25 to 1.60     19.02 to 19.17
U.S. Government Money Market
  Fund                                      -      85,335       9.93 to 9.94       847,377    0.14  1.25 to 1.60    (0.70) to (0.58)
Utilities Fund                              -      11,574       7.07 to 7.08        85,046      -   1.25 to 1.60  (29.29) to (29.20)
Equity Income Portfolio II                  -       7,182       8.24 to 8.26        59,499    0.67  1.25 to 1.60  (17.59) to (17.42)
International Stock Portfolio               -         344       8.00 to 8.01         2,755    0.01  1.25 to 1.60  (19.99) to (19.89)

                              January 1, 2001                 December 31, 2001                For the Year ended December 31, 2001
                              ---------------- ------------------------------------------- -----------------------------------------
                                                                                           Investment
                                                                                            Income     Expense        Total
Subaccount                    Unit Fair Value      Units     Unit Fair Value   Net Assets  Ratio*(%) Ratio**(%)     Return***(%)
---------------------------------------------- ------------------------------------------- -----------------------------------------
Money Market Fund           $10.80 to $21.94   3,608,070   $11.08 to $22.53   $54,541,534    3.75    1.25 to 1.40      2.54 to 2.70
Limited Maturity Bond Fund    10.63 to 13.12     723,454     11.18 to 13.82     9,198,599    4.43    1.25 to 1.40   (5.31) to (5.15)
Quality Bond Fund             10.90 to 24.08   3,313,037     11.71 to 25.90    57,852,474    5.51    1.25 to 1.40      7.10 to 7.56
High Yield Bond Fund           9.74 to 33.92   1,540,716     10.27 to 35.82    38,243,189    9.17    1.25 to 1.40      5.44 to 5.60
Flexibly Managed Fund         12.71 to 75.31   6,366,526     13.82 to 82.03   313,512,063    2.80    1.25 to 1.40      8.75 to 8.92
Growth Stock Fund(a)           9.66 to 65.25   4,091,200      7.11 to 48.11   102,941,008    0.02    1.25 to 1.40 (26.38) to (26.27)
Large Cap Value Fund          10.91 to 44.86   4,353,837     10.50 to 43.24   138,941,170    1.24    1.25 to 1.40   (3.76) to (3.61)
Index 500 Fund                10.66 to 16.44   7,186,939      9.25 to 14.29    87,009,307    1.12    1.25 to 1.40 (13.21) to (12.97)
Mid Cap Growth Fund            8.67 to 18.58   2,500,983      6.14 to 13.19    23,835,864       -    1.25 to 1.40 (29.11) to (29.01)
Mid Cap Value Fund            12.71 to 16.27   2,455,097     12.14 to 15.56    35,380,952    0.72    1.25 to 1.40   (4.51) to (4.37)
Small Cap Growth Fund(b)      19.98 to 36.76   2,941,469     16.58 to 30.55    72,857,101       -    1.25 to 1.40 (17.01) to (16.88)
Small Cap Value Fund          10.93 to 15.76   2,783,790     12.58 to 18.17    45,012,119    0.10    1.25 to 1.40 (15.30) to (15.12)
International Equity Fund     11.29 to 24.64   4,154,798      8.00 to 17.49    62,192,792    1.76    1.25 to 1.40 (29.12) to (29.02)
Balanced Portfolio            12.50 to 21.42   2,538,803     10.68 to 18.33    38,326,219    1.93    1.25 to 1.40 (14.56) to (14.44)
Equity Income Portfolio       11.26 to 21.10   4,456,819     10.55 to 19.80    73,821,248    1.68    1.25 to 1.40   (6.28) to (6.14)
Growth Portfolio              11.90 to 28.06   7,701,624      9.66 to 22.82   136,091,668    0.08    1.25 to 1.40 (18.79) to (18.67)
Asset Manager Portfolio       10.40 to 17.79   1,472,056      9.83 to 16.85    21,287,981    4.45    1.25 to 1.40   (5.42) to (5.28)
Emerging Markets Equity
  (Int'l) Portfolio            7.80 to 11.35   1,274,039      7.20 to 10.47    10,373,130       -    1.25 to 1.40   (7.79) to (7.65)

(a) Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
(b) Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth
    Fund

* These ratios represent the dividends, excluding distributions of capital gains,received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These atios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does notinclude any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Penn Mutual Insurance Company and contract owners of Penn Mutual Variable Annuity Account III


In our opinion, the accompanying statement of assets and liabilities and the related statements of operation and statement of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the "Variable Account") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the transfer agents, provides a reasonable basis for our opinion. The financial highlights included in footnote #5 of the Variable Account for the three years ended December 31, 2003 were audited by other auditors whose report dated March 19, 2004 expressed an unqualified opinion on those financial highlights.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 17, 2006

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Directors
The Penn Mutual Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. The statements of income, changes in equity, and cash flows for the year ended December 31, 2003 were audited by other auditors whose report dated January 31, 2004 expressed an unqualified opinion on those statements.



/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 8, 2006

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                     2005              2004
----------------------------------------------------------------------------------------------------
(in thousands)

ASSETS

Debt securities, at fair value                                   $      5,490,520  $      5,222,561
Equity securities, at fair value                                           27,553            28,296
Real estate, net of accumulated depreciation                               17,453            16,055
Policy loans                                                              625,432           621,964
Short-term investments                                                    220,783           408,243
Other invested assets, at fair value                                      204,461           184,028
                                                                 ----------------   ---------------
          Total investments                                             6,586,202         6,481,147

Cash and cash equivalents                                                  83,994            78,774
Investment income due and accrued                                          67,223            72,914
Deferred acquisition costs                                                699,571           620,620
Amounts recoverable from reinsurers                                       334,823           325,534
Broker/dealer receivables                                               1,696,500         3,304,959
Goodwill                                                                   50,777            14,354
Other assets                                                              281,970           236,131
Separate account assets                                                 3,291,039         3,116,564
                                                                 ----------------   ---------------
        TOTAL ASSETS                                             $     13,092,099   $    14,250,997
                                                                 ================   ===============
LIABILITIES
Reserves for future policy benefits                              $      2,623,051   $     2,656,113
Other policyholder funds                                                3,138,339         2,936,619
Policyholders' dividends payable                                           18,989            20,829
Broker/dealer payables                                                  1,417,197         3,014,104
Accrued income taxes                                                      143,801           170,845
Debt                                                                      329,632           271,273
Other liabilities                                                         337,916           298,820
Separate account liabilities                                            3,291,039         3,116,564
                                                                 ----------------   ---------------
        TOTAL LIABILITIES                                              11,299,964        12,485,167
                                                                 ----------------   ---------------
EQUITY
Retained earnings                                                       1,689,892         1,577,464
Accumulated other comprehensive income:
     Unrealized appreciation of securities, net                           105,074           191,066
   Minimum pension liability                                               (2,831)           (2,700)
                                                                 ----------------   ---------------
        Total accumulated other comprehensive income                      102,243           188,366
                                                                 ----------------   ---------------
        TOTAL EQUITY                                                    1,792,135         1,765,830
                                                                 ----------------   ---------------
             TOTAL LIABILITIES AND EQUITY                        $     13,092,099   $    14,250,997
                                                                 ================   ===============

                 The accompanying notes are an integral part of
                          these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                               2005           2004           2003
----------------------------------------------------------------------------------------------------
(in thousands)

REVENUES

Premium and annuity considerations                           $  123,909    $   129,330   $   130,065
Policy fee income                                               222,188        210,443       185,608
Net investment income                                           385,285        427,390       426,210
Net realized capital losses                                      (2,949)        (1,208)      (18,313)
Broker/dealer fees and commissions                              467,947        412,800       396,312
Other income                                                     29,591         26,770        25,139
                                                             ----------    -----------   -----------
TOTAL REVENUE                                                 1,225,971      1,205,525     1,145,021
                                                             ----------    -----------   -----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries                399,437        381,859       383,062
Policyholder dividends                                           36,247         39,077        45,782
Decrease in reserves for future policy benefits                 (31,233)       (29,339)      (27,370)
General expenses                                                313,988        308,698       291,903
Broker/dealer sales expense                                     264,719        228,089       222,095
Amortization of deferred acquisition costs                       74,898         72,927        68,138
                                                             ----------    -----------   -----------
TOTAL BENEFITS AND EXPENSES                                   1,058,056      1,001,311       983,610
                                                             ----------    -----------   -----------
INCOME BEFORE INCOME TAXES                                      167,915        204,214       161,411
                                                             ----------    -----------   -----------
Income taxes:
     Current                                                     22,699         70,685        27,787
     Deferred                                                    32,788         (3,817)       25,727
                                                             ----------    -----------   -----------
INCOME TAX EXPENSE                                               55,487         66,868        53,514
                                                             ----------    -----------   -----------
        NET INCOME                                           $  112,428    $   137,346   $   107,897
                                                             ==========    ===========   ===========

                 The accompanying notes are an integral part of
                          these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY


                                                         ACCUMULATED
                                                            OTHER
                                                        COMPREHENSIVE     RETAINED           TOTAL
                                                        INCOME/(LOSS)     EARNINGS          EQUITY
-------------------------------------------------------------------------------------------------------
(in thousands)
BALANCE AT JANUARY 1, 2003                              $  212,048    $  1,332,221       $ 1,544,269
Net income for 2003                                              -         107,897           107,897
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
     net of reclassification adjustments                    (1,312)              -            (1,312)
   Minimum pension liability                                 3,107               -             3,107
                                                        ----------    ------------      ------------
Comprehensive Income                                                                         109,692
                                                                                        ------------
BALANCE AT DECEMBER 31, 2003                            $  213,843    $  1,440,118       $ 1,653,961
Net income for 2004                                              -         137,346           137,346
Other comprehensive income, net of tax
        Unrealized depreciation of securities,
        net of reclassification adjustments                (25,177)              -           (25,177)
        Minimum pension liability                             (300)              -              (300)
                                                                                        ------------
Comprehensive income                                                                         111,869
                                                        ----------    ------------      ------------
BALANCE AT DECEMBER 31, 2004                            $  188,366    $  1,577,464       $ 1,765,830
Net income for 2005                                              -         112,428           112,428
Other comprehensive income, net of tax
          Unrealized depreciation of securities,
          net of reclassification adjustments              (85,992)              -           (85,992)
          Minimum pension liability                           (131)              -              (131)
Comprehensive Income                                                                          26,305
                                                        ----------    ------------      ------------
BALANCE AT DECEMBER 31, 2005                            $  102,243    $  1,689,892      $  1,792,135
                                                        ==========    ============      ============

                 The accompanying notes are an integral part of
                          these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                     2005         2004         2003
-------------------------------------------------------------------------------------------------------
(in thousands)

        CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                       $   112,428   $   137,346  $  107,897
Adjustments to reconcile net income to net cash provided by
operating activities:
   Capitalization of acquisition costs                              (128,349)     (117,276)   (106,977)
   Amortization of deferred acquisition costs                         74,898        72,927      68,138
   Policy fees on universal life and investment contracts           (124,112)     (114,081)   (100,677)
   Interest credited on universal life and investment contracts      127,058       116,599     114,721
   Depreciation and amortization                                       1,833         6,983       9,875
   Net realized capital losses                                         2,949         1,208      18,313
   Decrease in investment income due and accrued                       5,691         6,969       1,161
   Increase in amounts recoverable from reinsurers                    (9,289)      (21,026)     (9,181)
   Decrease in reserves for future policy benefits                   (33,062)      (18,049)    (19,596)
   Increase in accrued income tax payable                             19,391         2,721      32,704
   Other, net                                                         14,846        13,702     (27,116)
                                                                  ----------   -----------   ---------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                        64,282        88,023      89,261
                                                                  ----------   -----------   ---------
          CASH FLOWS FROM INVESTING ACTIVITIES
SALE OF INVESTMENTS:
   Debt securities available for sale                              1,128,999       807,088     562,017
   Equity securities                                                   4,386       181,206      46,955
   Other                                                                 (36)         (534)        615
MATURITY AND OTHER PRINCIPAL REPAYMENTS:
   Debt securities available for sale                                640,578       585,787     812,648
   Other                                                              17,684        65,569      12,338
COST OF INVESTMENTS ACQUIRED:
   Debt securities available for sale                             (2,188,988)   (1,634,887) (1,506,971)
   Acquisition, net of cash acquired                                 (60,045)            -           -
   Equity securities                                                  (4,576)     (169,144)    (41,416)
   Other                                                             (39,176)      (63,496)    (17,560)
Change in policy loans, net                                           (3,468)       19,747       6,395
Cost of short-term investments sold/(acquired), net                  187,460      (241,197)   (130,489)
Purchases of furniture and equipment, net                             (2,655)      (15,197)    (15,449)
                                                                  ----------   -----------   ---------
     NET CASH USED IN INVESTING ACTIVITIES                        $ (319,837)   $ (465,058) $ (270,917)
                                                                  ==========    ==========  ==========

                               ----continued-----

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED


FOR THE YEARS ENDED DECEMBER 31,                                     2005         2004         2003
-------------------------------------------------------------------------------------------------------
(in thousands)

     CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts              $  922,974    $  898,734 $   832,957
Withdrawals from universal life and investment contracts            (669,576)     (621,382)   (538,547)
Transfers to separate accounts                                       (62,534)      (69,450)    (81,280)
Issuance of debt                                                      58,359       183,475       1,752
Decrease/(increase) in net broker dealer receivables                  11,552        34,566     (26,815)
                                                                  ----------   -----------   ---------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                         260,775       425,943     188,067
                                                                  ----------   -----------   ---------
   NET INCREASE IN CASH AND CASH EQUIVALENTS                           5,220        48,908       6,411
CASH AND CASH EQUIVALENTS
   Beginning of the year                                              78,774        29,866      23,455
                                                                  ----------   -----------   ---------
   END OF THE YEAR                                                $   83,994    $   78,774 $    29,866
                                                                  ==========    ==========  ==========


                 The accompanying notes are an integral part of
                          these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                 (IN THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company ("PML") was founded and commenced business in 1847 as a mutual life insurance company. PML concentrates primarily on the sale of individual life insurance and annuity products. The primary products that PML currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. PML markets its products through a network of career agents, independent agents, and independent marketing organizations. PML is also involved in the broker-dealer business, which offers a variety of investment products and services and is conducted through PML's non-insurance subsidiaries. PML sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

ACQUISITIONS

On March 22, 2005, one of the Companies non-insurance subsidiaries acquired 100 percent of the outstanding common shares of Parker/Hunter Inc. Parker/Hunter is principally engaged in providing securities brokerage, investment banking, asset management, and related financial services to individuals, institutions, corporations, and municipalities in Pennsylvania, Ohio, & West Virginia. The Company has recorded goodwill of $36,423 and intangible assets of $8,700 related to this transaction.

INVESTMENTS

The Company classifies its debt securities (bonds and mortgage and asset-backed securities) as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized using the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the time duration of the decline, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to retain the investment for a sufficient period of time to recover the recorded value. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.

                                 (IN THOUSANDS)

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost, which approximates fair value.


Other invested assets primarily include limited partnerships. Investments in limited partnerships are accounted for using the equity method. Income from these partnerships is classified as investment income.


DERIVATIVES

The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported as investments. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, as specified in Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities."


Interest rate swaps are used to manage risk from interest rate fluctuations. These derivative transactions have been designated and qualify as fair value hedges of fixed rate securities in the investment portfolio. Accordingly, changes in both the fair value of the derivative and the fair value of the hedged securities attributable to the hedged risk are recognized as realized gains or losses in current earnings. The change in the fair value of the hedged item is recognized as an adjustment to its cost basis. The Company recognized realized capital (losses)/gains of $(11,040), $2,435, and $1,937 in 2005, 2004 and 2003, respectively, related to the ineffectiveness of its swap hedges.


In 2005, the Company entered into interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the company's annuity product portfolio. The change in fair value of these derivatives is recognized as a realized gain/(loss). The loss of these derivative transactions is $131 as of December 31, 2005.


Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. The Company's use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities. Therefore, these transactions do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $4,666, $14,040 and $1,248 in 2005, 2004 and 2003, respectively, related to the change in fair value of interest rate caps.


CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

                                 (IN THOUSANDS)

OTHER ASSETS

Property and equipment, leasehold improvements and electronic data processing equipment and software (EDP) are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of EDP is calculated using the straight-line method over the lesser of its useful life or three years. Nonoperating software is depreciated using the straight-line method over the lesser of its useful life or five years. At December 31, 2005 and 2004, these assets had a gross carrying amount of $93,100 and $105,062, respectively and accumulated depreciation and amortization was $64,530 and $82,709 at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $13,072, $8,674, and $11,755 for the years ended December 31, 2005, 2004 and 2003, respectively.


Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized primary over the next five years and had a gross carrying amount of $10,707 and $2,007 and accumulated amortization of $2,643 and $1,211 as of December 31, 2005 and 2004, respectively. The aggregate amortization expense related to these intangible assets was $1,432 in 2005 and $199 in 2004 and 2003. Estimated annual amortization expense is:


                  YEARS ENDING DECEMBER 31,      AMORTIZATION EXPENSE
                  -------------------------      --------------------
                            2006                      $   1,743
                            2007                          1,442
                            2008                          1,274
                            2009                          1,056
                            2010                            804

The Company had goodwill of $50,777 and $14,354 as of December 31, 2005 and 2004, respectively. The increase is due to the $36,423 of goodwill resulting from the purchase of Parker/Hunter, Inc. Goodwill is reviewed annually for impairment. No impairment of goodwill was recognized during 2005, 2004 or 2003.


DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.


Deferred acquisition costs (DAC) related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and SFAS No. 97. "Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" and are being amortized over the lesser of the estimated or actual contract life. Amortization is in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. Deferred acquisition costs related to certain term business fall under SFAS No. 60. "Accounting and Reporting by Insurance Enterprises " and are amortized in proportion to premium revenue recognized.


Deferred acquisition costs are reviewed annually to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. For 2005 and 2004, all unamortized DAC is considered to be recoverable. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

                                 (IN THOUSANDS)

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called GMDB, GMAB and GMAB/GMWB. See Note 10 for a discussion of the Company's obligation regarding these product features.

RESERVES FOR FUTURE POLICY BENEFITS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.


Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.

OTHER POLICYHOLDER FUNDS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to estimated gross profits.

POLICYHOLDERS' DIVIDENDS PAYABLE

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2005, participating insurance expressed as a percentage of insurance in force is 96%, and as a percentage of premium income is 62%. The Board of Trustees approves the amount of Policyholders' dividends to be paid annually. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2005.

                                 (IN THOUSANDS)

BROKER/DEALER RECEIVABLES/PAYABLES

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.


At December 31, 2005 the Company had approximately $605,211 of customer securities under customer margin loans that are available to be repledged, of which the Company has repledged approximately $129,266 under securities loan agreements.


FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2 million.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

SOP 03-1
Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance for appropriate reserves for variable annuity contracts with guaranteed minimum death benefit (GMDB) and for universal life with secondary guarantees. SOP 03-1 also provides guidance on separate account presentation, accounting for an insurance company's proportionate interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, annuitization options, and accounting for sales inducements to contract holders.

                                 (IN THOUSANDS)

The effect of initially adopting SOP 03-1 resulted in a $1.3 million increase in net income on 2004, net of taxes.

                                                  JANUARY 1, 2004
                                                  ---------------
Change in future policy benefits:
   GMDB for variable annuities                       $   2,565
   Secondary guarantees: life insurance                   (131)
   Adjustment to DAC                                      (360)
                                                     ---------
   Subtotal                                              2,074
Adjustment of deferred taxes                               726
                                                     ---------
Net effect                                           $   1,348
                                                     =========

SOP 03-1 also requires that certain sales inducements need to be capitalized and then amortized into income in the future. Penn Mutual has deferred annuity policies in force that contain sales inducements, which are deferred if they meet the requirements in SOP 03-01.



Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC. The following table summarizes the changes to the sales inducements asset as of December 31:

                                              2005        2004
                                           --------    --------
Beginning balance                          $ 14,818    $ 10,396
Cumulative impact of adoption                     -           -
Additional amounts deferred                   6,718       4,930
Amortization                                  2,106         508
                                           --------    --------
Ending balance                             $ 19,430    $ 14,818
                                           ========    ========

SFAS 132R
Beginning in 2004, the Company adopted Statement of Financial Accounting Standards No. 132R, Employers' Disclosures about Pension and Other Post-retirement Benefits (SFAS 132R). SFAS 132R revised the disclosure requirements for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans. Specifically, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit costs of defined benefit plans and other postretirement benefit plans. Disclosures previously required under SFAS No. 87, 88, and 106 were retained.


EITF 03-01
In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-01). EITF 03-01 provides guidance for recognizing other than temporary impairment on investments in certain equity and debt securities. In addition to requiring certain additional disclosures, implementation of EITF 03-01 would have changed how the Company recognizes and measures impairments in securities caused by changes in market interest rates. However, on October 4, 2004, the FASB issued FSP 03-1-01, Effective Date of Paragraphs 10-20 of EITF 03-01, The Meaning of Other Than Temporary Impairment, which delayed the effective date for the recognition and measurement guidance of EITF 03-01 that are contained in paragraphs 10-20, until certain implementation issues are addressed and a final FSP is issued. The Company will continue to comply with relevant "other than temporary" guidance as specified in existing authoritative literature and will make the disclosure requirements that are effective in EITF 03-01. In addition, the Company will monitor the status of the implementation issues that FASB is addressing, and evaluate the potential effects of revised guidance on the Company's consolidated financial position or results of operations.

                                 (IN THOUSANDS)

2. INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $25,096 and $33,228 as of December 31, 2005 and 2004, respectively.

                                                                       DECEMBER 31, 2005
                                                         ---------------------------------------------------
                                                                          GROSS        GROSS      ESTIMATED
                                                         AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                                            COST          GAINS        LOSSES        VALUE
                                                        ------------   -----------   -----------  ----------
U.S. Treasury, Government
        agency securities                               $   671,804    $    44,312  $      3,045  $     713,071
States and political subdivisions                             7,286            886             -          8,172
Corporate securities                                      2,098,287        154,406        25,230      2,227,463
Residential mortgage backed securities
     (MBS)                                                1,134,235          8,698        18,345      1,124,588
Commercial mortgage backed securities
     (MBS)                                                1,127,009         24,726        16,320      1,135,415
Asset-Backed Securities                                     276,612          8,641         3,442        281,811
                                                        -----------    -----------   -----------   ------------
        TOTAL                                           $ 5,315,233    $   241,669   $    66,382   $  5,490,520
                                                        ===========    ===========   ===========   ============




                                                                          DECEMBER 31, 2004
                                                         ---------------------------------------------------
                                                                          GROSS        GROSS      ESTIMATED
                                                         AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                                            COST          GAINS        LOSSES        VALUE
                                                        ------------   -----------   -----------  ----------
   U.S. Treasury, Government and
          agency securities                              $  631,849      $ 29,977     $   7,409   $  654,417
   States and political subdivisions                          7,272           734             -        8,006
   Corporate securities                                   2,196,768       240,628         7,162    2,430,234
   Residential mortgage backed securities
          (MBS)                                             994,326        25,582         4,473    1,015,435
   Commercial mortgage backed securities
          (MBS)                                             769,811        45,169         2,056      812,924
   Asset-Backed Securities                                  291,201        11,369         1,025      301,545
                                                        -----------     ---------     ---------   ----------
          TOTAL                                          $4,891,227      $353,459     $  22,125   $5,222,561
                                                        ===========     =========     =========   ==========

Corporate securities include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR. As of December 31, 2005 and 2004, the notes had a fair value of $52,770 and $88,936, respectively.

                                 (IN THOUSANDS)

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2005 by contractual maturity.

                                    AMORTIZED
YEARS TO MATURITY:                     COST        FAIR VALUE
                                  ------------     -----------
One or less                       $    74,331      $    75,568
After one through five                725,708          737,452
After five through ten                729,226          754,633
After ten                           1,248,112        1,381,053
Residential MBS                     1,134,235        1,124,588
Commercial MBS                      1,127,009        1,135,415
Asset-Backed Securities               276,612          281,811
                                  -----------      -----------
   TOTAL                          $ 5,315,233      $ 5,490,520
                                  ===========      ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.6 years.

Residential MBS, Commercial MBS and Asset-Backed Securities follow a structured principal repayment schedule and 96% are of high credit quality. Securities totaling $2,394,101 are rated AAA and include $15,099 of interest-only tranches. As of December 31, 2005 and 2004, the Company's investments included $1,336 and $63,712, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented less than 1% and 4% of equity at December 31, 2005 and 2004, respectively.

At December 31, 2005, the largest industry concentration of the Company's portfolio was investments in the electric utility sector of $382,390 representing 6.96% of the total debt portfolio.

Proceeds during 2005, 2004 and 2003 from sales of available-for-sale securities were $1,128,999, $807,088, and $562,017, respectively. Gross gains (losses) realized on those sales were $25,496 and $(9,301), respectively, during 2005, $41,464 and $(5,772), respectively, during 2004, and $35,049 and $(15,215), respectively, during 2003. During 2005, 2004, and 2003, the Company realized losses of $1,537, $20,427, and $31,822, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2005 and 2004, debt securities with fair value totaling $295,587 and $317,775, respectively, were less than investment grade. At December 31, 2005 and 2004, there were no securities to be restructured pursuant to commenced negotiations, nor were there any non-income producing debt securities. Had there been such securities, interest would not have been accrued.

EQUITY SECURITIES

During 2005, 2004 and 2003, the proceeds from sales of equity securities amounted to $4,386, $181,206, and $46,955, respectively. The gross gains (losses) realized on those sales were $20 and $(210), $1,458 and $(170), and $576 and $(523), for 2005, 2004 and 2003, respectively.

The cost basis of equity securities, excluding affiliates, is $24,297 and $24,297 as of December 31, 2005 and 2004, respectively. The equity securities had gross unrealized gains of $3,280 and $4,023, respectively, and gross unrealized losses of $25 and $25, respectively, as of December 31, 2005 and 2004.

                                 (IN THOUSANDS)

OTHER INVESTED ASSETS

As of December 31, 2005 and 2004, other invested assets included $135,901 and $127,109 in investments in partnerships. The Company recognized realized losses of $5,246 and $4,877 in 2005 and 2004, respectively, associated with other than temporary impairments of certain partnership investments. The realized gains and losses are classified as investment income.

UNREALIZED LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in equity and fixed maturity securities at December 31, 2005 are temporary in nature. The Company conducts a review each quarter to identify and evaluate investments that have impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the significance of the decline in fair value, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows and the Company's ability and intent to hold the investment for a sufficient period of time to allow for any anticipated recovery.

The table below shows the fair value of investments in debt and equity securities in an unrealized loss position at December 31, 2005.


                                         LESS THAN 12 MONTHS   12 MONTHS OR LONGER         TOTAL
                                        ---------------------- --------------------        -----
                                                      GROSS                GROSS                 GROSS
                                          FAIR     UNREALIZED    FAIR   UNREALIZED    FAIR     UNREALIZED
                                         VALUE        LOSSES    VALUE     LOSSES      VALUE      LOSSES
                                       -----------  --------- ---------  ---------   -------  ----------
U.S Treasury, Government and
agency securities                      $   330,954   $ 2,452  $  21,624  $    593    $ 352,578   $ 3,045
Corporate securities                       487,464    16,098    139,338     9,132      626,802    25,230
Residential MBS                            615,245    10,487    265,555     7,858      880,800    18,345
Commercial MBS                             531,232    13,741     89,466     2,579      620,698    16,320
Asset-Backed Securities                     63,145     2,374     71,047     1,068      134,192     3,442
                                       -----------  --------  ---------  --------    ---------  --------
     Total debt securities               2,028,040    45,152    587,030    21,230    2,615,070    66,382
Equity securities                                -         -         70        25           70        25
                                       -----------  --------  ---------  --------    ---------  --------
                                       $ 2,028,040  $ 45,152  $ 587,100  $ 21,255   $2,615,140   $66,407
                                       ===========  ========  =========  ========   ==========   =======

OTHER

Investments on deposit with regulatory authorities as required by law were $7,506 and $7,773 at December 31, 2005 and 2004, respectively.

                                 (IN THOUSANDS)

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

                                        2005        2004       2003
                                    -----------  ----------  ----------
Debt securities                     $   326,522  $  371,272  $ 380,491
Equity securities                         2,065       3,179      1,885
Mortgage loans                                1       2,279      2,698
Real estate                               2,209       2,209      2,209
Policy loans                             37,358      37,615     42,534
Short-term investments                   10,135       2,141        805
Other invested assets                    16,119      16,725      6,387
                                    -----------  ----------  ---------
Gross investment income                 394,409     435,420    437,009
   Less: Investment expense               9,124       8,030     10,799
                                    -----------  ----------  ---------
INVESTMENT INCOME, NET              $   385,285  $  427,390  $ 426,210
                                    ===========  ==========  =========

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                                                  2005           2004          2003
                                                              -----------    ------------  -----------
Debt securities                                               $    14,658    $   15,265    $ (10,888)
Equity securities, mortgage loans and real
estate                                                               (243)        1,287           51
Other invested assets                                             (15,931)      (16,510)      (8,556)
Amortization of deferred acquisition costs                         (1,433)       (1,250)       1,080
                                                              -----------    ----------    ---------
NET REALIZED LOSSES                                           $    (2,949)   $   (1,208)   $ (18,313)
                                                              ===========    ==========    =========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                   2005          2004         2003
                                                              -----------    ------------  -----------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding (losses)/gains arising
     during period                                           $   (79,123)    $   (22,230)    $   (11,660)
Reclassification adjustment for losses/(gains)
     included in net income                                       (6,869)         (2,947)         10,348
                                                             ------------    -----------     -----------
UNREALIZED (LOSSES)/GAINS ON INVESTMENTS, NET
   OF RECLASSIFICATION ADJUSTMENT                            $   (85,992)    $   (25,177)    $    (1,312)
                                                             ===========     ===========     ===========

Reclassification adjustments reported in the above table for the years ended December 31, 2005, 2004 and 2003 are net of income tax expense/(benefits) of $3,697, $1,587 and $(5,570), respectively, and $(1,538), $(602), and $(2,361), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

                                 (IN THOUSANDS)

4. DERIVATIVES:

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.


When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.


The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. The Company had open futures with a fair value of $(120) and $0 as of December 31, 2005 and 2004, respectively. The Company had open put options with a fair value of $7,519 and $0 as of December 31, 2005 and 2004, respectively. The Company had open interest rate swaps with a notional amount of $420,000 and $0 and a fair value of $7,297 and $0 as of December 31, 2005 and 2004, respectively. The Company had open interest rate cap positions with a notional amount of $1,250,000 and $1,250,000 and a fair value of $3,420 and $8,087 as of December 31, 2005 and 2004, respectively.

                                 (IN THOUSANDS)

5. FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2005 and 2004.

                                                               2005                       2004
                                                     ------------------------   ------------------------
                                                     Carrying        Fair       Carrying        Fair
                                                       Value        Value         Value         Value
                                                     ----------    -----------  -----------  -----------
FINANCIAL ASSETS:
     Debt securities, available for sale             $ 5,490,520   $5,490,520    $5,222,561    $5,222,561
     Equity securities
        Non-redeemable preferred stocks                   27,553       27,553        28,296        28,296
     Policy loans                                        625,432      626,478       621,964       615,748
     Short-term investments                              220,783      220,783       408,243       408,243
     Other invested assets                               204,461      204,461       184,028       184,028
     Cash and cash equivalents                            83,994       83,994        78,774        78,774
     Separate account assets                           3,291,039    3,291,039     3,116,564     3,116,564

FINANCIAL LIABILITIES:
     Investment-type contracts
        Individual annuities                           1,216,736    1,219,199     1,140,791     1,152,669
        Group annuities                                   20,343       20,257        24,905        25,007
        Other policyholder funds                         241,424      241,424       245,943       245,943
                                                      ----------   ----------    ----------    ----------
   Total policyholder funds                            1,478,503    1,480,880     1,411,639     1,423,619
   Policyholder's dividends payable                       18,989       18,989        20,829        20,829
   Separate account liabilities                        3,291,039    3,291,039     3,116,564     3,116,564


The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

                                 (IN THOUSANDS)

6. BENEFIT PLANS:

The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.


During 2004, the Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005, thereby triggering a curtailment accounting event. The Plans' obligations and assets were remeasured, with obligations using a 5.75% discount rate. The assets as of September 30, 2004, along with the remeasured obligations, were used to calculate a revised annual pension expense as of January 1, 2004 for the remaining three months of the year. These revised expenses are reflected in the financial statements.


BENEFIT OBLIGATIONS

The following table sets forth the plans' change in benefit obligation as of December 31, 2005 and 2004:

                                                           PENSION BENEFITS          OTHER BENEFITS
                                                       ------------------------  ---------------------
                                                           2005         2004        2005       2004
                                                       -----------   -----------  ---------- ---------
Benefit obligation at beginning of year                $   123,779  $   123,324  $  39,283  $   37,287
Service cost                                                 3,511        4,503        543         431
Interest cost                                                7,150        7,849      1,936       2,251
Plan amendment                                                 547          922          -           -
Actuarial (gain) loss                                        5,028       12,660     (2,173)      1,882
Curtailments                                                     -      (20,669)         -           -
Benefits paid                                               (4,828)      (4,810)    (2,200)     (2,568)
                                                       -----------  -----------  ---------  ----------
BENEFIT OBLIGATION AT END OF YEAR                      $   135,187  $   123,779  $  37,389  $   39,283
                                                       ===========  ===========  =========  ==========

The accumulated benefit obligation for all defined benefit plans as of December 31, 2005 and 2004 was $134,889 and $121,697, respectively.


The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:


                                         PENSION  BENEFITS      OTHER BENEFITS
                                         -----------------      --------------
                                         2005       2004        2005     2004
                                         -----      ------      -----    -----
Discount rate                            5.65%      5.75%       5.50%    5.75%
Rate of compensation increase            4.25%      4.25%       4.00%    4.00%

At December 31, 2005, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 11% for 2006, grading to 5% for 2010. At December 31, 2004, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2005, grading to 5% in 2010.

                                 (IN THOUSANDS)

PLAN ASSETS

The following table sets forth the plan assets as of December 31, 2005 and 2004:

                                                          PENSION BENEFITS          OTHER BENEFITS
                                                       -----------------------  ----------------------
                                                          2005          2004        2005       2004
                                                       ----------   ----------  ----------  ----------
CHANGE IN PLAN ASSETS:
Fair value of plans assets at beginning of year        $   97,212   $   92,108  $        -  $        -
Actual return on plan assets                                4,653        7,923           -           -
Employer contribution                                      11,898        1,991       2,200       2,568
BENEFITS PAID                                              (4,828)      (4,810)     (2,200)     (2,568)
                                                       ----------   ----------  ----------  ----------
FAIR VALUE OF PLAN ASSETS AT END OF YEAR               $  108,935   $   97,212  $        -  $        -
                                                       ==========   ==========  ==========  ==========



The Company's investment objectives with respect to pension assets are growth, preservation of principal and preservation of purchasing power. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Rebalancing occurs when the assets balances fall outside the targeted ranges. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company's pension plan asset allocation at December 31, 2005 and 2004, and the current target allocations are as follows:


                            2006 TARGET     PERCENTAGE OF PLAN ASSETS
                            ALLOCATION          AS OF DECEMBER 31,
                          --------------    --------------------------
ASSET CATEGORY                                2005          2004
                                              ----          ----
   Equity securities         40% - 60%         56%           54%
   Fixed Income & Cash       40% - 60%         44%           46%
                                              ---           ---
Total                                         100%          100%
                                              ===           ===

The expected long-term rate of return on plan assets was 8% in 2005 and 2004. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.

At December 31, 2005 and 2004, all of the plans' assets were invested in the Company's group annuity contracts, which in turn are invested in various investment options of related funds.

                                 (IN THOUSANDS)

FUNDED STATUS

The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

                                                          PENSION BENEFITS          OTHER BENEFITS
                                                      ------------------------  ----------------------
                                                           2005         2004        2005        2004
                                                      -----------  -----------  ----------  ----------
Benefit Obligation                                    $  (135,187) $  (123,779) $  (37,389) $  (39,282)
Fair value of plan assets                                 108,935       97,212           -           -
                                                      -----------  -----------  ----------  ----------
FUNDED STATUS                                         $   (26,252) $  ( 26,567) $  (37,389) $  (39,282)
                                                      ===========  ===========  ==========  ==========
Funded status                                         $   (26,252) $   (26,567) $  (37,389) $  (39,282)
Unrecognized net actuarial loss                            19,240       11,544       6,606       8,861
Unrecognized prior service cost (benefit)                       -          424      (1,804)     (3,550)
                                                      -----------  -----------  ----------  ----------
NET AMOUNT RECOGNIZED                                 $    (7,012) $   (14,599) $  (32,587) $  (33,971)
                                                      ===========  ===========  ==========  ==========
Amount recognized in balance sheet:
Prepaid pension asset                                 $    17,438  $     7,899  $        -  $        -
Accrued benefit liability                                 (28,809)     (27,080)    (32,587)    (33,971)
Intangible assets                                               -          425           -           -
Minimum pension liability                                   4,359        4,157           -           -
                                                      -----------  -----------  ----------  ----------
NET AMOUNT RECOGNIZED                                 $    (7,012) $   (14,599) $  (32,587) $  (33,971)
                                                      ===========  ===========  ==========  ==========


The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $29,108, $28,810 and $0, respectively as of December 31, 2005. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,583, $27,080 and $0, respectively as of December 31, 2004.

As of December 31, 2005, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company's other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2005 and 2004, the change in the minimum pension liability, net of the change in the related intangible asset of $202 and $461 respectively, was reported in equity.

ACTUAL CONTRIBUTIONS AND BENEFITS

The contributions made and the benefits paid from the plans were:

                                    PENSION BENEFITS          OTHER BENEFITS
                                 ----------------------   ---------------------
                                       2005        2004       2005         2004
                                 ----------  ----------   --------   ----------
   Employer Contributions        $   11,898  $    1,991   $  2,200   $    2,568
   Benefits Paid                     (4,828)     (4,810)    (2,200)      (2,568)


EXPECTED EMPLOYER CONTRIBUTIONS

The Company's funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company's tax and cash positions and the plan's funded status.


In 2006, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $1,772 and $2,589, respectively.

                                 (IN THOUSANDS)

ESTIMATED FUTURE BENEFIT PAYMENTS:

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                       PENSION       OTHER
                       BENEFITS    BENEFITS
                      ----------  ----------
2006                   $ 4,951     $ 2,589
2007                     5,180       2,736
2008                     5,367       2,828
2009                     5,598       2,913
2010                     5,880       2,955
Years 2011-2015         37,840      15,135

NET PERIODIC COST

The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2005 and 2004:

                                                       PENSION BENEFITS          OTHER BENEFITS
                                                    ----------------------   ----------------------
                                                        2005       2004          2005       2004
                                                    ----------  ----------   ----------  ----------
Service cost                                        $    3,511  $    4,503   $      544  $      431
Interest cost                                            7,150       7,849        1,936       2,250
Expected return on plan assets                          (7,662)     (7,256)           -           -
Amortization of prior service cost                          46         241       (1,747)     (1,746)
Amount of recognized gains and loss                        342         845           84         296
                                                    ----------  ----------   ----------  ----------
   Net periodic benefit cost                        $    3,387  $    6,182   $      817  $    1,231
FAS 88 Charges:
Curtailment charge                                         924       1,103            -           -
                                                    ----------  ----------   ----------  ----------
     TOTAL NET PERIODIC BENEFIT COST                $    4,311  $    7,285   $      817  $    1,231
                                                    ==========  ==========   ==========  ==========

During 2005, the pension plan was amended to increase the pension policy benefit, to freeze the benefit service credit that applied toward the payment period, and to allow future service to count toward vesting. Due to these plan amendments; there was a one-time curtailment charge of $924.


The weighted-average assumptions used to determine net cost were:

                                                PENSION          OTHER
                                                BENEFITS         BENEFITS
                                              -------------   --------------
                                              2005     2004    2005    2004
                                              ----     ----   ------   -----
Discount rate                                 5.75%    6.25%   5.75%   6.25%
Expected return on plan assets                8.00%    8.00%      -       -
Rate of compensation increase                 4.25%    4.25%   4.00%   4.00%

The assumed health care cost trend rate used in determining net periodic costs for 2005 was 12.5%, grading to 5% for 2010. The assumed health care cost trend rate used in determining net periodic costs for 2004 was 14%, grading to 5% for 2010. The assumed health care cost trend rate used in determining net periodic costs for 2003 was 14%, grading to 5% for 2010.

                                 (IN THOUSANDS)

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                      ONE PERCENTAGE POINT
                                                      INCREASE    DECREASE
                                                     ----------  ----------
Service and interest cost components                 $     195    $   (169)
Postretirement benefit obligation                        3,004      (2,623)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law on December 8, 2003. In accordance with FASB Staff Position FAS 106-1, the Company made a one-time election to defer recognition of the effects of the law in the accounting for its plan under FAS 106 and in providing disclosures related to the plan until authoritative guidance on the accounting for the federal prescription drug subsidy was issued. Final regulations regarding the implementation of the Act were issued in 2005. After reviewing its plans, the Company decided to forgo the federal prescription drug subsidy and instead offer plans that include the Medicare Part D benefit (Medicare Advantage Plans and Medicare Part D Prescription Drug Plans (PDPs)). Accordingly, the Company does not anticipate receiving any direct subsidy for Medicare Part D. Any indirect savings in future plan costs that may be passed on by insurers in the form of reduced premium rates will be reflected in the benefit obligations and accounting expense as gains when and if they occur.

DEFINED CONTRIBUTION PLANS

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2005, 2004 and 2003, the expense recognized for these plans was $4,665, $5,639 and $8,853 respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2005 and 2004 was $304,240 and $287,606, respectively.

At December 31, 2005 and 2004, $98,827 and $86,456 respectively, of the defined contribution plans' assets were invested in the Company's group annuity contracts.

7. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                 (IN THOUSANDS)

                                                  2005       2004
                                               ---------   ---------
DEFERRED TAX ASSETS:
   Future policy benefits                      $  86,334   $  89,803
   Policyholders' dividends payable                6,555       7,228
   Investment losses                              21,876      15,713
   Employee benefit liabilities                   36,685      35,532
   Other                                          11,129      16,729
                                                 _______     _______
     Total deferred tax asset                    162,579     165,005
                                                 _______     _______
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                    194,845     180,647
   Unrealized investment gains                    56,843     102,990
   Other                                          43,009      25,746
                                                 _______     _______
     Total deferred tax liability                294,697     309,383
                                                 _______     _______
Net deferred tax liability                       132,118     144,378
Tax currently payable                             11,683      26,467
                                                 _______     _______
ACCRUED INCOME TAXES                           $ 143,801   $ 170,845
                                               =========   =========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                2005        2004        2003
                                            ----------   ----------  ----------
Tax expense at 35%                          $   58,770   $   71,476  $   56,494
Increase /(decrease) in income
taxes resulting from:
   Prior period adjustment                      (1,456)      (1,212)     (1,165)
   Dividends received deduction                 (4,991)      (3,632)     (2,617)
   Other                                         3,164          236         802
                                            ----------   ----------  ----------
INCOME TAX EXPENSE                          $   55,487   $   66,868  $   53,514
                                            ==========   ==========  ==========

The Internal Revenue code temporarily suspended the differential earnings amount
(DEA) calculation required for mutual insurance companies for the years 2001 through 2003. The Pension Funding Equity Act of 2004 repealed Internal Revenue Code Section 809, relating to the Differential Earnings Adjustment (DEA) for taxable years beginning after December 31, 2004. There was no income impact from the DEA in 2004. The Company has determined that the DEA recalculation for 2004 will not result in an income adjustment for 2005.

Cash paid for federal income taxes in 2005, 2004, and 2003 was $37,250, $62,580, and $27,069, respectively.

The Internal Revenue Service has completed their examination of the Company's income tax returns through the year 2001. Income tax returns for the tax years 2002 through 2004 are scheduled to be examined by the IRS in 2006. Management believes that an adequate provision has been made for potential adjustments.

                                 (IN THOUSANDS)

8. REINSURANCE:


The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                 ASSUMED           CEDED TO
                                     GROSS      FROM OTHER          OTHER            NET
                                    AMOUNT      COMPANIES         COMPANIES        AMOUNT
                                  ------------ -------------    -------------   ------------
DECEMBER 31, 2005:
   Life Insurance in Force        $ 54,085,724    $1,802,190    $  21,966,638   $ 33,921,276
   Premiums                            155,737         2,518           34,346        123,909
   Benefits                            453,995             -           54,558        399,437
   Reserves                          5,759,108         2,282          317,201      5,444,189


DECEMBER 31, 2004:
   Life Insurance in Force        $ 50,138,980    $1,689,892    $  18,770,358   $ 33,058,514
   Premiums                            158,591           710           29,971        129,330
   Benefits                            434,958             -           53,099        381,859
   Reserves                          5,590,511         2,221          313,020      5,279,712


DURING 2003, THE COMPANY HAD GROSS PREMIUMS OF $159,869, ASSUMED PREMIUMS OF $0, CEDED PREMIUMS OF $29,804, GROSS BENEFITS OF $436,925, ASSUMED BENEFITS OF $0, AND CEDED BENEFITS OF $53,863.

Reinsurance receivables with a carrying value of $209,975 and $209,145 were associated with a single reinsurer at December 31, 2005 and 2004, respectively. This recoverable is secured by investment grade securities with a market value of $219,839 and $211,806, respectively held in trust.

9. DEBT:

On June 23, 2004, the Company issued a Surplus Note ("Notes") with a principal balance of $200,000, at a discount of $3,260. The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2005 and 2004, the amortized cost basis of the Notes was $196,803 and $196,766, respectively.

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2005, the Company had debt of $132,829, of which $83,000 in short term bank loans were collateralized by customer-owned securities valued at approximately $95,029. At December 31, 2004, the Company had debt of $74,507, of which $32,900 in short term bank loans were collateralized by customer-owned securities valued at approximately $33,577. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2005 and 2004, the weighted average interest rates on these borrowings were 4.36% and 2.42% respectively. All remaining loans, including bank overdrafts, are not collateralized.

                                 (IN THOUSANDS)

10. GUARANTEED MINIMUM DEATH BENEFITS AND LIVING BENEFITS:

The Company has variable annuity contracts that have GMDB such that GMDB provides a specified minimum benefit payable upon death:

     o RETURN OF PREMIUM - provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net purchase Payments". This guarantee is a standard death benefit on all individual variable annuity products.

     o STEP-UP - provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

     o RISING FLOOR - provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

                                2005           2004
                           -----------   ------------
Account value              $ 2,044,437   $  1,882,263
Net amount at risk              57,069         76,716
Reserves                         3,413          3,816

Prior to 2004, the GMDB reserve was equal to our Statutory reserve under Guideline XXXIV. In 2004 with the implementation of SOP 03-1, stochastic modeling was used to determine the liability. The stochastic model involves 1,000 scenarios. Stochastic modeling generates a projection of excess benefits. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The company regularly evaluates the estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

During 2005, the Company introduced variable annuity contracts that have living benefits, which are GMAB and GMAB\GMWB Rider options. At December 31, 2005, contracts in force of 210 resulted in immaterial reserves.

11. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

                                 (IN THOUSANDS)

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2005, the Company had outstanding commitments totaling $90,534 relating to these investment activities. The fair value of these commitments approximates the face amount.


The Company has entered into various leases, primarily for field and sales offices. As of December 31, 2005, future minimum payments under noncancellable leases are as follows:


              YEAR ENDING DECEMBER 31,            OPERATING LEASES
              ------------------------            ----------------
                       2006                          $ 20,843
                       2007                            18,486
                       2008                            16,263
                       2009                            14,351
                       2010                            11,464
                    Thereafter                         22,797

 12. STATUTORY INFORMATION:


State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus, which differs in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies' statutory capital and surplus at December 31, 2005 and 2004 was $1,248,230 and $1,157,589, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2005, 2004, and 2003, was $184,590 $79,791, and $73,466, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2005, the Company's surplus exceeds these minimum levels.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements included in Part B:

              Financial Statements of Penn Mutual Variable Annuity Account III:

              Statement of Assets and Liabilities - December 31, 2005
              Statement of Operations - December 31, 2005
              Statements of Changes in Net Assets - For the years ended December 31, 2005 and 2004
              Notes to Financial Statements
              Report of Independent Auditors

              Financial Statements of The Penn Mutual Life Insurance Company:

              Consolidated Balance Sheets for the years ended December 31, 2005 and 2004
              Consolidated Income Statements for the years ended December 31, 2005, 2004 and 2003
              Consolidated Statements of Changes in Equity for the years ended December 31, 2005, 2004 and 2003
              Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
              Notes to Financial Statements
              Report of Independent Auditors

         (b)  Exhibits

              1.    (a)     Resolutions of Executive Committee of Board of
                            Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant.
                            Previously filed as Exhibit 1(a) to this Registration Statement on September 3, 1998 (File
                            No. 333-62811 and Accession No.
                            0001036050-98-001504) and incorporated herein by reference.

                    (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

              2.            Not applicable

              3.    (a)(1)  Sales Support Agreement between The Penn Mutual Life
                            Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                    (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and
                            incorporated herein by reference.

                    (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                            incorporated herein by reference.

                    (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as Exhibit 3(c) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as
                            Exhibit 3(d) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                    (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

                    (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (g) Schedule A to Broker-Dealer Selling Agreement (PM5749 04/01). Previously filed as Exhibit 3(g) to Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

              4.    (a)     Individual Variable and Fixed Annuity Contract (Form
                            VAA-98). Previously filed as Exhibit 4(a) to
                            Pre-Effective Amendment No. 1 to this Registration
                            Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                            incorporated herein by reference.

                    (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-98). Previously filed as Exhibit 4(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-628115 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                    (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                            incorporated herein by reference.

                    (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

                    (g) Endorsement No. 1720-01 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(g) to Post-Effective Amendment No. 4 to the Registration Statement on February 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000282) and incorporated herein by reference.

                    (h) Endorsement No. 1721-01 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(h) to Post-Effective Amendment No. 4 to the Registration Statement on February 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000282) and incorporated herein by reference.

                    (i) Endorsement No. 1718-01 Charitable Remainder Trust. Previously filed as Exhibit 4(c) to Post-Effective Amendment No. 1 to the Registration Statement on April 19, 2001 (File No. 333-39804 and Accession No. 0000950116-01-000684) and incorporated herein by reference.

                    (j) Rider - Cumulative Free Withdrawal (CFWB-01). Previously filed as Exhibit 4(j) to Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

                    (k) Rider - Estate Enhancement Rider (EEDB-01). Previously filed as Exhibit 4(k) to Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

                    (l) Rider - Death Benefit Enhancement - Step Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22, 2002.

                    (m) Rider - Death Benefit Enhancement - Rising Floor. Incorporated herein by reference to Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22, 2002.

                    (n) Rider - Optional Guaranteed Minimum Accumulation Benefit is filed herewith.

                    (o) Rider - Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit is filed herewith.

              5. Application (Form PM5790) for Individual Variable Annuity Contract. Previously filed as Exhibit 5 to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

              6.    (a)     Charter of The Penn Mutual Life Insurance Company
                            (May 1983). Previously filed as Exhibit 6(a) to this
                            Registration Statement on September 3, 1998 (File
                            No. 333-62811 and Accession No.
                            0001036050-98-001504) and incorporated herein by reference.

                    (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on
                            December 6, 2001.

              7.            None

              8.    (a)(1)  Form of Sales Agreement between The Penn Mutual Life
                            Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(1) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Previously filed as Exhibit 8(b)(2) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and Accession No. 0000950109-97-003328) and
                            incorporated herein by reference.

                    (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23,
                            2002.

                    (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                    (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as
                            Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File No. 33-83120 and Accession No. 0000950109-97-003327) and incorporated herein by reference.

              9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Previously filed as Exhibit 9 to Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

              10.   (a)     Consent of PricewaterhouseCoopers LLP, Independent
                            Registered Public Accounting Firm is filed herewith.

                    (b) Consent of Morgan, Lewis & Bockius LLP is filed herewith.

              11.           Not applicable.

              12.           Not applicable.

              13.   (a)     Powers of Attorney of Trustees, previously filed as
                            Exhibit 14 to the Registration Statement on
                            September 14, 2001 (File No. 333-69386 and Accession
                            No. 0000950116-01-500817) and incorporated herein by reference.

                    (b) Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No. 0000950116-99-001164) and incorporated herein by reference.

                    (c) Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717)
                            and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

              The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                               POSITION AND OFFICES WITH DEPOSITOR
     Robert E. Chappell                 Chairman of the Board and Chief Executive Officer and Member of the Board of
                                        Trustees

     Daniel J. Toran                    President and Chief Operating Officer and Member of the Board of Trustees

     Peter J. Vogt                      Executive Vice President and Chief Financial Officer

     Terry A. Ramey                     Senior Vice President and Chief Information Officer

     Michael A. Biondolillo             Executive Vice President and Chief Human Resource Officer

     Richard J. Miller                  Executive Vice President and Chief Marketing Officer

     N. Robert Lazarus                  Senior Vice President and Chief Compliance Officer

     Peter M. Sherman                   Executive Vice President and Chief Investment Officer

     Steven O. Miller                   Senior Vice President, Independence Financial Network

     Ralph L. Crews                     Senior Vice President, Career Agency System

     Frederick M. Rackovan              Vice President, New Business

     Franklin L. Best, Jr.              Managing Corporate Counsel and Secretary

     Susan T. Deakins                   Vice President and Chief Actuary

     Frank J. Howell                    Vice President, Broker Dealer Network

         The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                        State of Incorporation
-----------                             ------------------                        ----------------------
The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware

Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania

Penn Janney Fund, Inc.                  Investments                               Pennsylvania

INDEPENDENCE SQUARE PROPERTIES, LLC*    Holding Company                           Pennsylvania

The Pennsylvania Trust Company          Trust Company                             Pennsylvania

INDEPRO CORPORATION                     Real Estate Investment                    Delaware

HORNOR, TOWNSEND & KENT, INC.           Registered Broker-Dealer and Investment   Pennsylvania
                                        Adviser

ISP PARKER HUNTER                       Holding Company                           Delaware

* Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

                                   INDEPENDENCE SQUARE PROPERTIES, LLC
                                        WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                        State of Incorporation
-----------                             ------------------                        ----------------------
WPI Investment Company                  Real Estate Investment                    Delaware

JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                        Adviser

                                           INDEPRO CORPORATION
                                        WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                        State of Incorporation
-----------                             ------------------                        ----------------------

Indepro Property Fund I Corporation     Real Estate Investment                    Delaware

Indepro Property Fund II Corporation    Real Estate Investment                    Delaware

                                       JANNEY MONTGOMERY SCOTT LLC
                                        WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                        State of Incorporation
-----------                             ------------------                        ----------------------
JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania

JMS Investor Services, Inc.             Insurance Sales                           Delaware

Parker/Hunter Incorporated              Registered Broker-Dealer                  Pennsylvania

Janney Montgomery Scott Insurance       Insurance Agents or Brokers               Massachusetts
Agency

                                      HORNOR, TOWNSEND & KENT, INC.
                                        WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                        State of Incorporation
-----------                             ------------------                        ----------------------

Hornor, Townsend & Kent, Inc. of        Financial Services                        Delaware
Delaware, Inc.

Hornor, Townsend & Kent, Inc.           Insurance Agents or Brokers               Pennsylvania
Insurance Agency, Inc.

Hornor, Townsend & Kent, Inc.           Insurance Agents or Brokers               Texas
Insurance Agency of Texas, Inc.

Hornor, Townsend & Kent, Inc.           Insurance Agents or Brokers               Ohio
Insurance Agency of Ohio, Inc.

                                            ISP PARKER HUNTER
                                        WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                        State of Incorporation
-----------                             ------------------                        ----------------------

Independence Square Properties, Inc.*   Holding Corporation                       Delaware

* Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 2006, there were:

         3,814 -- owners of qualified individual variable annuity contracts; and 2,480-- owners of nonqualified individual variable annuity contracts.

ITEM 28. INDEMNIFICATION

      Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are incorporated herein by reference.

         Pennsylvania law (15 Pa. C.S.A. ss.ss. 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable life contracts issued through Penn Mutual Variable Life Account I, a separate account of The Penn Mutual Life Insurance Company.

         Hornor, Townsend & Kent, Inc. - Directors and Officers

         Daniel J. Toran, Chairman of the Board
         Michael A. Biondolillo, Director
         Phillip P. D'Ambrisi, Director, Senior Vice President and Chief Operating Officer
         Richard J. Miller, Director, President and Chief Executive Officer
         Nina M. Mulrooney, Director, Senior Vice President, Internal Audit
         N. Robert Lazarus, Senior Vice President and Chief Compliance Officer Terry A. Ramey, Director
         Peter J. Vogt, Director
         Michelle A. Barry, Assistant Vice President, Sales Support & Advisory Services
         Franklin L. Best, Jr., Counsel and Secretary
         Joseph P. Carra, Director, HTK Commissions
         Robert L. Mainardi, Auditor
         Paul I. Martin, Director, Contracts, Licensing and Registration
         Nicole S. McCormack, Director, Operations
         Steven O. Miller, Senior Vice President, Independence Financial Network Roger Pacheco, Assistant Vice President, Quality Management/Surveillance
         Stacey N. Polakowski, Treasurer and Controller
         Nancy S. Rush, Vice President, Benefits and Risk Management
         Scott L. Simon, Director, Operation Control

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

         Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year

                        Net Underwriting
  Name of Principal      Discounts and     Compensation on     Brokerage          Other
     Underwriter          Commissions         Redemption      Commissions      Compensation
---------------------------------------------------------------------------------------------
Hornor, Townsend &         $123,407               $0               $0               $0
Kent, Inc.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

         The Penn Mutual Life Insurance Company
         600 Dresher Road
         Horsham, Pennsylvania  19044

ITEM 31. MANAGEMENT SERVICES

         See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

         The Penn Mutual Life Insurance Company hereby undertakes:

         (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

              Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

              The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 26th day of April, 2006.

                                PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                         (Registrant)


                                By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                By:      /s/Robert E. Chappell
                                         ----------------------------------
                                         Robert E. Chappell
                                         Chairman of the Board of Trustees
                                         and Chief Executive Officer


         As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 has been signed below by the following persons, in the capacities indicated, on the 26th day of April, 2006.

Signature                                   Title
---------                                   -----

  /s/ Robert E. Chappell                    Chairman of the Board of Trustees
----------------------------                and Chief Executive Officer
Robert E. Chappell

  /s/ Peter J. Vogt                         Executive Vice President and
----------------------------                Chief Financial Officer
Peter J. Vogt

*JULIA CHANG BLOCH                          Trustee

*EDWARD G. BOEHNE                           Trustee

*JOAN P. CARTER                             Trustee

*PHILLIP E. LIPPINCOTT                      Trustee

*JOHN F. MCCAUGHAN                          Trustee

*ALAN B. MILLER                             Trustee

*EDMOND F. NOTEBAERT                        Trustee

*ROBERT H. ROCK                             Trustee

*DANIEL J. TORAN                            Trustee


/s/ Robert E. Chappell
------------------------------------------
*By:  Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

                  (4)(n)   Rider - Optional Guaranteed Minimum Accumulation
                           Benefit.

                  (4)(o) Rider - Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit.

                  (10)(a)  Consent of PricewaterhouseCoopers LLP

                  (10)(b)  Consent of Morgan, Lewis & Bockius LLP